As filed with the Securities and Exchange Commission on April 20, 2018
Securities Act Registration No. 333-133691
Investment Company Act Registration No. 811-21897

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	48	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	51	[X]

MANAGER DIRECTED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (414) 287-3101

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copies to:
Ellen Drought, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on April 30, 2018 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 48 to the Registration Statement of Manager Directed Portfolios is being filed is being filed to add the audited financial statements and certain related financial information for the fiscal year ended December 31, 2017 for Spyglass Growth Fund and to make permissible changes under Rule 485(b).

Spyglass Growth Fund
Institutional Shares
(Trading Symbol: SPYGX)
Retail Shares
(not currently offered)

Prospectus

April 30, 2018

Telephone: 1-888-878-5680

www.spyglassfunds.com

The Securities and Exchange Commission ("SEC") has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Spyglass Growth Fund
a series of Manager Directed Portfolios (the "Trust")

Table of Contents - Prospectus

Summary Section

Investment Objective
The Spyglass Growth Fund (the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Retail Shares
	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.27%	0.27%
Total Annual Fund Operating Expenses	1.27%	1.52%
Less: Fee Waiver and/or Expense Reimbursement	-0.27%	-0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.00%	1.25%
(1)	As the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
(2)
Pursuant to an operating expense limitation agreement between Spyglass Capital Management LLC (the "Advisor"), the Fund's investment advisor, and the Fund, the Advisor has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, "Excludable Expenses")) do not exceed 1.00% of the Fund's average daily net assets, through at least January 1, 2021, unless terminated sooner by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees").  To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed 1.00%.  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through January 1, 2021.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	One Year	Three Years
Institutional Shares	$102	$318
Retail Shares	$127	$397

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1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.  For its fiscal period ended  March 31, 2018, the portfolio turnover rate for the Fund was 12%.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio of common stocks of U.S. growth companies.  The Fund may also invest in other equity securities, including stocks offered in initial public offerings ("IPOs") and shares of real estate investment trusts ("REITs").  The Fund may invest in foreign securities, including sponsored American Depositary Receipts ("ADRs"), which are certificates typically issued by a bank or trust company that represent ownership of securities in non-U.S. companies.  The Fund may invest in companies of any size, but typically invests in securities of issuers with market capitalizations between $2 billion and $12 billion.  The Fund invests for the long-term, meaning the Fund may hold securities in its portfolios with market capitalizations that have grown beyond their value at time of purchase.  The Fund tends to hold a relatively focused portfolio of between 25 and 30 companies, although from time to time the Fund may hold fewer or more stocks depending on the Advisor's assessment of the investment opportunities available.  From time to time, the Fund may focus its investments in securities of companies in the same economic sector.

The Advisor seeks to identify companies from the Fund's investable universe of U.S. growth companies with market capitalizations between $2 billion and $12 billion that it believes have potential for above-average revenue and/or earnings growth through thoughtful, disciplined, bottom-up fundamental research and comprehensive due diligence.  The Advisor purchases securities for the Fund when it believes the market has not already reflected these expectations in the current stock price, considering factors such as: substantial growth faster than the wider economy; identifiable competitive advantages; ability to take market share from competitors; attractive and improving margins; sustainable above-average revenue and earnings growth; and entrepreneurial management teams.  When evaluating a security for sale, the Advisor considers the same factors it uses in evaluating a security for purchase and generally sells a security when the price approaches fair value or when the Advisor believes such securities no longer meet its investment criteria.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

•	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
•	General Market Risk. The value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.
•
Growth Stock Risk.  Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities.  Growth securities may be more volatile because growth companies usually invest a high proportion of earnings in their businesses, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market.

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•
Small-Cap and Mid-Cap Company Risk.  Small-Cap and mid-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of these companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies, or the stock market in general.  Because of these movements, and because small-cap and mid-cap companies tend to be bought and sold less often and smaller amounts, they are generally less liquid than the equity securities of larger companies.

•
Non-Diversified Fund Risk.  Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer.  As a result, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

•	New Fund Risk. As a new fund, there can be no assurance that the Fund will grow or maintain an economically viable size.
•	Management Risk. The Advisor's investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.
•
REIT Risk. A REIT's share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  The Fund's investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders

•
Foreign Securities, ADRs and Currency Risks.  Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Income earned on foreign securities may be subject to foreign withholding taxes.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs are subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

•
Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund's ability to calculate its net asset value ("NAV"), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

•
IPO Risk.  An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.

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Performance
On December 29, 2017, Spyglass Partners Fund LP, a limited partnership managed by the Advisor  (the "Predecessor Partnership"), converted into the Institutional Shares class of the Fund by contributing all of its assets to the Fund in exchange for Institutional Shares of the Fund.  The Predecessor Partnership was formed on October 1, 2015 to serve as a pooled investment vehicle for accredited investors, and since inception the Predecessor Partnership has maintained investment policies, objectives, guidelines, and restrictions that were, in all material respects, equivalent to those of the Fund.  From the date of inception through the time of the conversion, the Predecessor Partnership was managed by the Advisor and the same portfolio manager as the Fund. The Fund's performance set forth below is that of the Predecessor Partnership and includes the expenses of the Predecessor Partnership.  The performance includes gains or losses plus income and the reinvestment of all dividends and interest.  All returns reflect the deduction of all actual fees and expenses, paid by the Predecessor Partnership, without provision for state or local taxes. If the Predecessor Partnership's performance was adjusted to reflect the projected first year expenses of the Institutional Shares of the Fund, the performance for all periods would have been higher than that stated.  As of the date of this Prospectus, the Advisor does not manage any accounts materially equivalent to the Fund, nor did the Advisor manage any such accounts during the period of the Predecessor Partnership's performance shown.

The financial statements of the Predecessor Partnership were independently audited by BDO USA, LLP.  The Predecessor Partnership was not registered under the 1940 Act, and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the "Code"), which, if applicable, may have adversely affected its performance.  On a going forward basis for periods beginning January 2, 2018, the Fund's performance will be calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total returns for the Predecessor Partnership.  Please refer to the Financial Statements section of the Fund's SAI to review additional information regarding the Predecessor Partnership.

The following information provides some indication of the risks of investing in the Fund.  The bar chart shows the Predecessor Partnership's annual returns for 2016 and 2017. The performance shown is that of the Predecessor Partnership. The table shows how the Predecessor Partnership's average annual returns for the one-year and since inception periods compare with those of a broad measure of market performance.  The Predecessor Partnership's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information will be available on the Fund's website at www.spyglassfunds.com.

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Calendar Year Returns as of December 31

During the period of time shown in the bar chart, the highest return for a calendar quarter was 20.33% for the quarter ended March 31, 2017, and the lowest return for a calendar quarter was -9.69% for the quarter ended March 31, 2016.

Average Annual Total Returns
(For the periods ended December 31, 2017)
Spyglass Growth Fund*	1 Year	Since Inception (10/1/2015)
Return Before Taxes	46.63%	12.42%
Return After Taxes on Distributions	46.63%	12.42%
Return After Taxes on Distributions and Sale of Fund Shares	26.39%	9.62%
Russell® Mid-Cap Growth Index (reflects no deduction for fees, expenses, or taxes)	25.27%	16.03%
* The returns shown are those of the Predecessor Partnership.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Predecessor Partnership was an unregistered partnership that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions.  As a result of the different tax treatment, the Fund is unable to show after-tax returns for periods prior to January 2, 2018.

Management

Investment Advisor.  Spyglass Capital Management LLC is the Fund's investment advisor.

Portfolio Manager.  James A. Robillard has managed the Fund since the commencement of the Fund's operations in January 2018.  Mr. Robillard also managed the Predecessor Partnership since its inception in October 2015.

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5

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail to: Spyglass Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, by telephone at 1-888-878-5680, by wire transfer or through a financial intermediary.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Share Purchase Amounts	Institutional Shares	Retail Shares
Minimum Initial Investment – All Accounts	$100,000	$3,000
Minimum Subsequent Investment – All Accounts	None	None

Tax Information
The Fund's distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer, or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary's website for more information.

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Investment Strategies, Risks and Disclosure of Portfolio Holdings

Investment Objective
The Fund seeks long-term capital appreciation.

Change in Investment Objective.  The Fund's investment objective may be changed without the approval of the Fund's shareholders upon 60 days' prior written notice to shareholders.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio of common stocks of U.S. growth companies.  The Fund may also invest in other equity securities, including stocks offered in IPOs and shares of REITs.  The Fund may invest in foreign securities, including sponsored ADRs.  The Fund may invest in companies of any size, but typically invests in securities of issuers with market capitalizations between $2 billion and $12 billion.  The Fund invests for the long-term, meaning the Fund may hold securities in its portfolios with market capitalizations that have grown beyond their value at time of purchase.  The Fund tends to hold a relatively focused portfolio of between 25 and 30 companies, although from time to time the Fund may hold fewer or more stocks depending on the Advisor's assessment of the investment opportunities available.  From time to time, the Fund may focus its investments in securities of companies in the same economic sector.

The Advisor believes that proprietary, independent, fundamental research can identify dislocations between current stock prices and calculated present values.  It believes that this is particularly true for rapidly growing companies.  Rapidly growing companies present an opportunity to develop a thesis that provides the prospect to earn above-market returns over time.  The Advisor seeks to identify companies that have attractive valuations relative to the discounted, long-term value of the business through thoughtful, disciplined, bottom-up fundamental research and comprehensive due diligence.

The Advisor looks for great companies that are operating in industries that are expected to experience long-term growth.  The Advisor defines great companies as those companies that generally share the following characteristics:

•	growth at a rate that is faster than the wider economy;
•	identifiable competitive advantages;
•	taking market share from competitors;
•	have or will have attractive and improving margins;
•	sustainable above-average revenue and earnings growth; and
•	entrepreneurial management teams.

When these characteristics are present, the Advisor believes these businesses can grow their earnings significantly over time and that stock prices ultimately tend to follow earnings trajectories.  The Fund's investment process seeks to find instances where general market expectations underestimate a company's opportunity for growth and probability of success.  When the Advisor discovers these situations, the Fund will invest for the long-term and the Advisor expects the stock price to converge with its model of present value over time.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the investment adviser to be of comparable quality.  The result of this action may be that the Fund will be unable to achieve its investment objective.

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Principal Risks of Investing in the Fund
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund.  The principal risks of investing in the Fund are:

Equity Market Risk.  Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

General Market Risk.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  U.S. and international markets experienced significant volatility in recent years.  Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issues in a different country or region.  In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of that company.  As a result of this volatility, many of the risks associated with an investment in the Fund may be increased.

Growth Stock Risk.  Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities.  Therefore, growth securities may be more sensitive to changes in current or expected earnings than other securities.  Growth securities may be more volatile because growth companies usually invest a high proportion of earnings in their businesses, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market.  A company may never achieve the earnings expansion the Advisor anticipates.

Small-Cap and Mid-Cap Company Risk.  Generally, small-cap and mid-cap companies may have more potential for growth than companies with larger market capitalizations.  Investing in small-cap and mid-cap companies, however, may involve greater risk than investing in large-cap companies, and these risks are passed on to the Funds. Small-Cap and mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies. Therefore, their securities may be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Small-cap and mid-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  Because of this limit, if the Advisor wants to sell a large quantity of a small-cap or mid-cap company's stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.

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Non-Diversified Fund Risk.  The Fund is "non-diversified" and therefore is not required to meet certain diversification requirements under federal securities laws.  The Fund may invest a greater percentage of its assets in the securities of a single issuer.  However, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

New Fund Risk.  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.  Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders.  As a result, the timing of the Fund's liquidation may not be favorable.

Management Risk.  The ability of the Fund to meet its investment objective is directly related to the Advisor's management of the Fund.  The value of your investment in the Fund may vary with the effectiveness of the Advisor's research, analysis and asset allocation among portfolio securities.  If the investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

REIT Risk.  REITs pool investors' funds for investment primarily in commercial real estate properties or real-estate related loans.  REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.  REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general.  These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry.  In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of the REIT's value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market.  REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code.  REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code.  In addition, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests.

Foreign Securities, ADRs and Currency Risks.  Foreign securities risks include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Those risks are increased for investments in emerging markets.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  Income earned on foreign securities may be subject to foreign withholding taxes.

ADRs are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  The Fund invests in ADRs through "sponsored" facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs are subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

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Cybersecurity Risks. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  In general, cyber incidents can result from deliberate attacks or unintentional events.  Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.  Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund's ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.  Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties.  In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.  While the Fund's service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.  Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders.  As a result, the Fund and its shareholders could be negatively impacted.

IPO Risk.  The Fund may purchase securities of companies engaged in IPOs.  The price of securities purchased in IPOs can be very volatile. The Fund's investments in IPO shares may include the securities of "unseasoned" companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies.  These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.  The effect of IPO investments on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.  When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund.  As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.

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Portfolio Holdings Information
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the SAI.  Disclosure of the Fund's holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports to Fund shareholders are available free of charge by contacting the Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 or calling 1-888-878-5680, or by visiting the Fund's website at www.spyglassfunds.com.  The Form N-Q is available on the SEC's website at www.sec.gov.

Management of the Fund

Investment Advisor
Spyglass Capital Management LLC, located at 580 California Street, 8th floor, San Francisco, CA 94104, provides long-only, concentrated growth investment management services to institutions and high net worth individuals.  The Advisor is a SEC-registered investment advisory firm formed in 2015.  Pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor, and subject to general oversight by the Board of Trustees, the Advisor manages and supervises the investment operations and business affairs of the Fund. The Advisor also furnishes the Fund with office space and certain administrative services and provides personnel needed to fulfill its obligations under its advisory agreement.  The Advisor is entitled to an annual management fee of 1.00% of the Fund's average daily net assets.

Fund Expenses.  The Fund is responsible for its own operating expenses.  However, pursuant to an operating expense limitation agreement between the Advisor and the Fund, the Advisor has agreed to waive its management fees and/or reimburse expenses to ensure that the total amount of the Fund's operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, "Excludable Expenses")) does not exceed 1.00% of the Fund's average annual net assets. To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed 1.00%.  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of management fees and/or expenses.  This operating expense limitation agreement is in effect through at least January 1, 2021, and may be terminated only by, or with the consent of, the Board of Trustees.

A discussion regarding the basis of the Board of Trustees' approval of the Advisory Agreement will be available in the Fund's next semi-annual report to shareholders for the period ending June 30, 2018.

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The Fund, a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series of the Trust.

Portfolio Manager
The portfolio manager will perform day‑to‑day portfolio management for the Fund using the investment strategies and policies described in this prospectus.

James A. Robillard. Mr. Robillard serves as President and Chief Investment Officer of the Advisor.  Prior to founding the Advisor in 2015, Mr. Robillard served as Managing Director of Edgewood Management, LLC from 2010 to 2015, and as Senior Research Analyst of the same firm from 2004 to 2010.  Mr. Robillard was also a member of the portfolio management team for the Edgewood Growth Fund (EGFIX) from 2006-2015.  Mr. Robillard previously served in other roles at Van Wagoner Capital Management from 1999 to 2002 and Baron Capital Management from 1996 to 1999. Mr. Robillard graduated from Vanderbilt University with a BA and received an MBA from the University of Chicago Graduate School of Business (currently the University of Chicago Booth School of Business) with concentrations in Finance and Accounting in 2004.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed and ownership of the Fund's securities.

Shareholder Information

Pricing of Shares
The price of the Fund's shares is based on its NAV.  The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open for business (each, a "Business Day").  The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund.  The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or U.S. Bancorp Fund Services, the Fund's transfer agent (the "Transfer Agent") and under no circumstances will any order be accepted for purchase or redemption after the NAV calculation. Shares will only be priced on Business Days.  In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV.  As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

The Fund values its assets based on current market values when such values are available.  These prices normally are supplied by an independent pricing service.  Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.   In the absence of prices from a pricing service, fair value will be determined using procedures adopted by the Board.

When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

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Description of Share Classes
The Fund offers Institutional Shares in this prospectus. The Fund has also established Retail Shares, which are not currently being offered.  The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below. Each class of shares has different expenses and distribution arrangements to provide for different investment needs. You should always discuss the suitability of your investment with your broker-dealer or financial adviser.

Institutional Shares.  Institutional Shares pay lower annual expenses than the Fund's Retail Shares.  Institutional Shares are offered without sales charges, and are not subject to Rule 12b‑1 distribution or shareholder servicing fees. Institutional Shares are offered only to institutional investors or through certain financial intermediary accounts or retirement plans, subject to the investment minimum for opening accounts. Institutional Shares are available to the following:

•	institutional investors;
•	Individual Retirement Accounts ("IRAs");
•	certain financial institutions, endowments, foundations, government entities or corporations investing on their own behalf;
•	existing Institutional class shareholders;
•
Trustees of the Trust, former trustees of the Trust, employees of affiliates of the Fund and the Advisor and other individuals who are affiliated with the Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Advisor affiliate employee benefit plans; and

•	wrap fee programs of certain broker-dealers (please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees).

Retail Shares.  Retail Shares are sold without sales charges, and are subject to a Rule 12b‑1 distribution and shareholder servicing fee of 0.25% of the average daily net assets of the Fund attributable to Retail Shares, computed on an annual basis.

Purchase of Shares
The Fund's shares are offered on a continuous basis and are sold without any sales charges.  You may purchase shares as specified below.  Minimum amounts for investment in the Fund are shown below. The Fund reserves the right to change the criteria for eligible investors and investment minimums.

Share Purchase Amounts	Institutional Shares	Retail Shares
Minimum Initial Investment – All Accounts	$100,000	$3,000
Minimum Subsequent Investment – All Accounts	None	None

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

By Mail:  You may purchase shares by sending a check in U.S. Dollars drawn on a U.S. bank payable to the Fund, indicating the name of the Fund and the dollar amount to be purchased, along with a completed account application if you are making your first investment in the Fund.  If a subsequent investment is being made, the check should also indicate your Fund account number.  The Fund will not accept payment in cash or money orders.  The Fund does not accept post-dated checks or any conditional order or payment.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares.  Send the check and account application by regular mail to:

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Regular mail:
Spyglass Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, WI 53201-0701

Overnight mail:
Spyglass Growth Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI  53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders does not constitute receipt by the Transfer Agent.  Receipt of purchase orders is based on when the order is received at the Transfer Agent's offices.

By Wire:  If you are making your first investment in the Fund by wire, before you wire funds the Transfer Agent must have a completed account application.  You may mail your account application to the Transfer Agent at the addresses provided under "By Mail," above.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include both the name of the Fund, the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:

Wire to:                                             U.S. Bank, N.A.
ABA Number:                                  075000022
Credit:                                               U.S. Bancorp Fund Services, LLC
Account:                                          112-952-137
Further Credit:                                 Spyglass Growth Fund
                                                          (Shareholder Name/Account Registration)
                                                          (Shareholder Account Number)

Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing.  The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

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By Telephone:  Investors may purchase additional shares of the Fund by 1-888-878-5680.  If you elected this option on your account application, and your account has been open for at least 15 calendar days, telephone orders in any amount will be accepted via electronic funds transfer from your bank account through the Automated Clearing House ("ACH") network.  You must have banking information established on your account prior to making a purchase.  If your order is received prior to 4:00 p.m., Eastern Time, your shares will be purchased at the NAV calculated on the day your order is placed.

Purchase orders by telephone must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.

Automatic Investment Plan:  Once your account has been opened you may make additional purchases of Institutional Shares or Retail Shares at regular intervals through the Automatic Investment Plan ("AIP").  The AIP provides a convenient method to have monies deducted from your financial institution account for investment into the Fund on a monthly basis.  In order to participate in the AIP, each purchase must be in the amount of $50 or more, and your financial institution must be a member of the ACH network.  To begin participating in the AIP, please complete the AIP section on the account application or call the Transfer Agent at 1-888-878-5680 for instructions.  Any request to change or terminate your AIP should be submitted to the Transfer Agent at least 5 days prior to effective date.

Additional Information Regarding Purchases: Purchase orders received by the Transfer Agent in good order before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading.  Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.  "Good order" means that the purchase request includes the name of the Fund and share class, the dollar amount of shares to be purchased, your account application or investment stub, and a check payable to the Fund.

Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.  The Fund reserves the right to reject any account application.  The Transfer Agent will charge a $25 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any payment that is returned.

Redemption of Shares
You may sell (redeem) your shares on any Business Day.  Redemptions are effected at the NAV next determined after the Transfer Agent or financial intermediary has received your redemption request.  The Fund's name, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration should accompany any redemption requests.  You may elect to have redemption proceeds paid by check, by wire (for amounts $1,000 or more) or by electronic funds transfer via ACH.  Proceeds will be sent to the address or bank account on record.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.  If you purchased your shares through a financial intermediary (as discussed under "Purchasing and Redeeming Shares Through a Financial Intermediary," below) you should contact the financial intermediary for information relating to redemptions.

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The Fund typically expects to pay redemption proceeds on the next Business Day after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer.  If the Fund has sold securities to generate cash to meet your redemption request, the redemption proceeds may be postponed until the first Business Day after the Fund receives the sales proceeds.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.  The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings if consistent with the management of the applicable Fund.  The Fund reserves the right to redeem in-kind as described under "In-Kind Redemptions," below.  Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund's net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders.  Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions.  If shares to be redeemed represent a recent investment made by check or ACH transfer, the Fund reserves the right to not make the redemption proceeds available until it has reasonable grounds to believe that the check or ACH transfer has been collected (which may take up to 10 calendar days).

By Mail:  If you redeem your shares by mail, you must submit written instructions which indicate the Fund name, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration along with a signature guarantee, if applicable.  Your redemption request should be sent to:

Regular mail:
Spyglass Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, WI 53201-0701

Overnight mail:
Spyglass Growth Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI  53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent's offices.

By Wire:  Wires are subject to a $15 fee paid by you, but you do not incur any charge when proceeds are sent via the ACH system.

By Telephone:  If you prefer to redeem your shares by telephone, you must accept telephone options on your account application.  You may then initiate a redemption of shares up to the amount of $50,000 by calling the Transfer Agent at 1-888-878-5680.  Adding telephone options to an existing account may require a signature guarantee or other acceptable form of authentication from a financial institution source.  Redemption requests must be received by or before the close of regular trading on the Exchange on any Business Day.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above.  Once a telephone transaction has been accepted, it may not be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 pm, Eastern Time). Shares held in IRA and other retirement accounts may be redeemed by telephone.  Investors will be asked whether or not to withhold taxes from any distribution.

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Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes fraudulent or unauthorized requests.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Systematic Withdrawal Plan:  You may redeem your Retail Shares of the Fund through the Systematic Withdrawal Plan ("SWP").  Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of Retail Shares in your account, on a monthly basis.  In order to participate in the SWP, your account balance must be at least $5,000 and each payment should be a minimum of $100.  If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network directly to your bank account.  The SWP may be terminated at any time by the Fund.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least 5 days prior to the next withdrawal.  The SWP is not available for Institutional Shares.

A withdrawal under the SWP involves redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount requested to be withdrawn exceeds the amount available in your Fund account, which includes any dividends credited to your account, the account will ultimately be depleted.

In-Kind Redemptions:  The Fund reserves the right to honor redemption requests by making payment in whole or in part by a distribution of securities from the Fund's portfolio (a "redemption-in-kind"), and may be made in the form of pro-rata slices of the Fund's portfolio, individual securities or a representative basket of securities.  Redemptions in kind are taxable in the same manner as redemptions paid in cash for federal income tax purposes.  Securities redeemed in-kind will be subject to market risk until they are sold.  In addition, the sale of securities received in-kind may be subject to brokerage fees, and may give rise to taxable gains or losses.

Signature Guarantees:  A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	When a redemption is received by the Transfer Agent and the account address has been changed within the last 30 calendar days;
•	For all redemptions in excess of $50,000 from any shareholder account.

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The Fund may waive any of the above requirements in certain instances.  In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP").  A notary public is not an acceptable signature guarantor.

Purchasing and Redeeming Shares Through a Financial Intermediary
You may purchase and redeem shares of the Fund through certain financial intermediaries (and their agents) that have made arrangements with the Fund to sell its shares.  When you place your purchase or redemption order with such a financial intermediary, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next NAV calculated by the Fund.  Financial intermediaries may be authorized by the Quasar Distributors, LLC, the Fund's distributor (the "Distributor") to designate other financial intermediaries to accept orders on the Fund's behalf.  An order is deemed to be received when the Fund, a financial intermediary or, if applicable, a financial intermediary's authorized designee accepts the order.  The financial intermediary holds your shares in an omnibus account in the financial intermediary's name, and the financial intermediary maintains your individual ownership records.  Your financial intermediary may charge you a fee for handling your purchase and redemption orders.  The financial intermediary is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's Prospectus.

The Distributor, on behalf of the Fund, may enter into agreements with financial intermediaries that provide recordkeeping, transaction processing and other administrative services for customers who own Fund shares. The Advisor and/or its affiliates may pay financial intermediaries for such services.  The fee charged by financial intermediaries may be based on the number of accounts or may be a percentage of the average value of accounts for which the financial intermediary provides services.

Exchanging Between Share Classes
You may exchange shares of one share class of the Fund for a different share class of the Fund if you meet the minimum initial investment, eligibility criteria and other requirements for investment in the share class you are exchanging into. Share class exchanges are based on the relevant NAVs of the applicable share classes at the time of the conversion, and no charge is imposed. An exchange from one class to another within the Fund will not be a taxable transaction.

To obtain more information about share class exchanges, or to place exchange orders, contact the Transfer Agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. Your financial intermediary may impose conditions on such transactions in addition to those disclosed in this prospectus. The Fund reserves the right to modify or eliminate the share class exchange feature.

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Frequent Purchases and Redemptions
The Fund is intended to be long-term investment vehicles and is not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares can disrupt the management of the Fund, negatively affect the Fund's performance, and increase expenses for all of the Fund's shareholders.  In particular, frequent trading can: (i) force the Fund's portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) trigger taxable gains for other shareholders.  Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (some small-capitalization stocks, for example) or are traded primarily in markets outside of the U.S.  Frequent traders using arbitrage strategies can dilute the Fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Fund.

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares.  The Fund's policy is intended to discourage excessive trading in the Fund's shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading.  The Fund reserves the right to reject any purchase request order at any time and for any reason, without prior written notice. The Fund may, in certain circumstances, reverse a transaction determined to be abusive.  In applying these policies, the Fund considers the information available at the time and may consider trading activity in multiple accounts under common ownership, control, or influence.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Fund.  Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity.  The Fund will seek to make judgments and applications that are consistent with the interests of the Fund's shareholders.

The Fund's policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders to the extent practicable.  Some intermediaries, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Fund.  Because the Fund receives these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the Fund is substantially limited in its ability to identify or deter excessive traders or other abusive traders.  The Fund will use its best efforts to obtain the cooperation of intermediaries to identify excessive traders and to prevent or limit abusive trading activity to the extent practicable.  Nonetheless, the Fund's ability to identify and deter frequent purchases and redemptions of Fund shares through omnibus accounts is limited.  The Fund's success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Fund.  In some cases, the Fund may rely on the excessive trading policies of the financial intermediaries in lieu of applying the Fund's policies when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund.

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Other Fund Policies

Small Accounts:  If the value of your account falls below the investment minimum, the Fund may ask you to increase your balance.  If the account value is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account's market value.

Customer Identification Program: In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund's Anti-Money Laundering Program.  As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. Effective May 11, 2018, if you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners.  Permanent addresses containing only a P.O. Box will not be accepted.  Additional information may be required in certain circumstances.  Applications without such information may not be accepted.  To the extent permitted by applicable law, the Fund reserves the right to: (i) place limits on transactions in an investor's account until the investor's identity is verified; (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified.

Householding:  In an effort to be environmentally sensitive and to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts please call, toll-free, 1-888-878-5680 to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Lost Shareholders:  It is important that the Fund maintain a correct address for each shareholder.  An incorrect address may cause an investor's account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account.  If the Fund is unable to locate the shareholder, then they will determine whether the shareholder's account can legally be considered abandoned.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. Investors with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information. The shareholder's last known address of record determines which state has jurisdiction.

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Distribution of Fund Shares

The Distributor
The Trust has entered into a Distribution Agreement with Quasar Distributors, LLC, located at 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Fund's principal underwriter, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of Fund shares is continuous, and the Distributor distributes Fund shares on a best efforts basis.  The Distributor is not obligated to sell any certain number of shares of the Fund.  The Distributor and the Fund's administrator and custodian are affiliated companies.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.

Distribution and Shareholder Servicing (Rule 12b-1) Plan – Retail Shares
The Fund has adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan") on behalf of its Retail Shares.  Under the Rule 12b-1 Plan, Retail Shares pay the Distributor or other authorized recipients a Rule 12b-1 fee at an annual rate of 0.25% of their average daily net asset value.  The Distributor uses this Rule 12b‑1 fee primarily to finance activities that promote the sale of Retail Shares.  Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising.  Because Rule 12b-1 fees are ongoing, over time these fees will increase the cost of your investment in Retail Shares and may cost you more than paying other types of sales charges.  The Distributor or the Fund may select financial institutions, such as banks, fiduciaries, custodians, investment advisers and broker-dealers, as agents to provide sales or administrative services for their clients or customers who beneficially own Retail Shares.  Financial institutions will receive Rule 12b-1 fees from the Distributor based upon Retail Shares owned by their clients or customers.  Institutional Shares of the Fund are not subject to the Rule 12b-1 Plan, and do not pay Rule 12b-1 fees.

Payments to Financial Intermediaries
The Advisor, out of its own resources and legitimate profits and without additional cost to the Fund or its shareholders, may provide cash payments to certain intermediaries, sometimes referred to as revenue sharing.  The Advisor may make revenue sharing payments to intermediaries for shareholder services or distribution-related services, such as: marketing support; access to third party platforms; access to sales meetings, sales representatives and management representatives of the intermediary; and inclusion of the Fund on a sales list, including a preferred or select sales list, and in other sales programs.  The Advisor may also pay cash compensation in the form of finder's fees that vary depending on the dollar amount of the shares sold.  From time to time, and in accordance with applicable rules and regulations, the Advisor may also provide non-cash compensation to representatives of various intermediaries who sell Fund shares or provide services to Fund shareholders.

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Distributions and Taxes

Distributions
The Fund will make distributions of net investment income and net capital gain, if any, at least annually, typically during the month of December.  The Fund may make additional distributions if deemed to be desirable at another time during the year.

All distributions will be reinvested in additional Fund shares unless you choose one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write to or call the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received the request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at such Fund's then current NAV per share and to reinvest all subsequent distributions.

Federal Income Tax Consequences
Changes in income tax laws, potentially with retroactive effect, could impact the Fund's investments or the tax consequences to you of investing in the Fund.

Distributions of the Fund's investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain and net gain from foreign currency transactions), if any, are generally taxable to the Fund's shareholders as ordinary income.  For a non-corporate shareholder, to the extent that the Fund's distributions of investment company taxable income are attributable to and reported as "qualified dividend" income, such income may be subject to tax at the reduced federal income tax rates applicable to long-term capital gain, if certain holding period requirements have been satisfied by the shareholder.  For a corporate shareholder, a portion of the Fund's distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for the deduction and the corporate shareholder meets certain holding period requirements with respect to its shares.  To the extent that the Fund's distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and cannot be offset by a shareholder's capital losses from other investments.

Distributions of the Fund's net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain regardless of the length of time that a shareholder has owned Fund shares.  Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.

You will be taxed in the same manner whether you receive your distributions (of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.

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In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income ("NII") tax.  The NII tax is imposed on the lesser of: (i) the taxpayer's investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer's modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund's distributions are includable in a shareholder's investment income for purposes of this NII tax.  In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in such shareholder's investment income for purposes of this NII tax.

Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale, exchange or redemption (including in-kind redemptions) and how long the shares were held by a shareholder.  Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and, if held for one year or less, as short term capital gain or loss.  Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.

If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock and securities in foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service ("IRS") that would enable the Fund's shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any income taxes paid by the Fund to foreign countries and U.S. possessions.

The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012 when those shareholders subsequently sell, exchange or redeem those shares.  The Fund will determine cost basis using the average cost method unless you elect in writing any alternate IRS-approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

The federal income tax status of all distributions made by the Fund for the preceding year will be annually reported to shareholders.  Distributions made by the Fund may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

Financial Highlights

Because the Fund has recently commenced operations, there are no financial highlights available at this time.

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PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depends on the product or service you have with us. This information can include:

• Social Security number

• account balances

• account transactions

• transaction history

• wire transfer instructions

• checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Fund choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes – information about your creditworthiness	No	We do not share

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For our affiliates to market to you – The Fund may share information with our affiliates about shareholders or shareholder accounts in order to make shareholders aware of services and products which the Fund think may be of interest or value to them
	Yes	Yes
For nonaffiliates to market to you	No	We do not share
To Limit the Fund's Sharing
To limit our sharing, please contact the Fund by calling our toll-free phone number 1‑888-878-5680.
Your choice to limit the personal information the Fund share with the affiliates will apply until you request a change.  If you are a new customer, we can begin sharing your information with our affiliates for marketing purposes 30 days from the date we sent this notice.  When you are no longer a customer, we continue to share your information as described in this notice.

Questions?	If you have any questions or concerns regarding this notice or the Fund's privacy policies, please contact us at 1-888-878-5680.

State Disclosures – In addition to the rights described below and in this notice, you may have other rights under state laws. We will comply with the applicable state laws with respect to our information practices.

California and Vermont have other protections under state law. If you primary mailing address is in California or Vermont, we will not share your financial information that we collect except as permitted by law, including, for example, with your consent or to service your account. We will also not use your information for joint marketing purposes. We do not share customer information with third parties except as permitted by law.

Who we are
Who is providing this notice?	The Fund is an open-end management investment company registered under the Investment Company Act of 1940.
What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•   open an account

•   provide account information

•   give us your contact information

•   make a wire transfer

•   tell us where to send the money

We collect your personal information from others, such as credit bureaus, affiliates or other companies.

Why can't I limit all sharing?
Federal law gives you the right to limit only
•   sharing for affiliates' everyday business purposes – information about your creditworthiness

•   affiliates from using your information to market to you

•   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

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Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

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Investment Advisor
Spyglass Capital Management LLC
580 California Street, 8th Floor
San Francisco, California  94104

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Compliance Services
Vigilant Compliance, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, Pennsylvania 19317

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Spyglass Growth Fund
a series of Manager Directed Portfolios

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings.  The annual reports contain a discussion of the market conditions and investment strategies that affected the Fund's performance during the Fund's prior fiscal year.

You can obtain a free copy of these documents (when they become available), request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-888-878-5680, by visiting the Fund's website at www.spyglassfunds.com or by writing to:

Spyglass Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You can review and copy information, including the Fund's reports and SAI, at the SEC's Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551‑8090.  Reports and other information about the Fund are also available:

•	free of charge from the SEC's EDGAR database on the SEC's Internet website at http://www.sec.gov;
•	for a fee, by writing to the SEC's Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust's SEC Investment Company Act of 1940 file number is 811‑21897)

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MANAGER DIRECTED PORTFOLIOS

Spyglass Growth Fund
Institutional Shares
(Trading Symbol: SPYGX)
Retail Shares
(not currently offered)

STATEMENT OF ADDITIONAL INFORMATION
April 30, 2018

This Statement of Additional Information ("SAI") provides general information about the Spyglass Growth Fund (the "Fund"), a series of Manager Directed Portfolios (the "Trust").  This SAI is not a prospectus and should be read in conjunction with the Fund's current prospectus dated April 30, 2018 (the "Prospectus"), as supplemented and amended from time to time, which is incorporated herein by reference.  To obtain a copy of the Prospectus and/or the annual shareholder report when it becomes available, free of charge, please write or call the Fund at the address or toll-free telephone number below, or visit the Fund's website at www.spyglassfunds.com.

Spyglass Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Telephone: 1-888-878-5680

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GENERAL INFORMATION

The Fund is a mutual fund that is a separate series of Manager Directed Portfolios (the "Trust").  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the Fund is a non-diversified series of the Trust.  The Fund is the successor to the Spyglass Partners Fund LP, a limited partnership (the "Predecessor Partnership") managed by Spyglass Capital Management LLC, the Fund's investment advisor (the "Advisor"), pursuant to a conversion effective as of December 29, 2017.  The Trust was organized as a Delaware statutory trust on April 4, 2006.  Effective July 1, 2016, the Trust changed its name from The Roxbury Fund to Manager Directed Portfolios.  The Declaration of Trust permits the Board of Trustees of the Trust (the ("Board") to establish series of shares, each of which constitutes a series separate and distinct from the shares of the other series.  As of the date of this SAI, the Trust offers five other series in separate prospectuses and SAIs.  The Fund currently offers Institutional Shares.  This SAI also contains information about Retail Shares of the Fund, which are not currently offered.

INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS

The following information supplements the information concerning the Fund's investment objective, policies and limitations found in the Prospectus.

Investment Objective.  The Fund seeks long term capital appreciation.  The Fund's investment objective may be changed without the approval of the Fund's shareholders upon 60 days' prior written notice to shareholders.

Equity Securities.  Equity securities represent ownership interests, or the rights to acquire ownership interests, in an issuer and include common stocks, preferred stocks, convertible securities, rights and warrants, with different types of equity securities providing different voting and dividend rights and priority if the issuer becomes bankrupt.  The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions.  Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stocks. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Large-Cap Companies. To the extent the Fund invests in the equity securities of large-sized companies, it will be exposed to the risks of larger-sized companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small- and Medium-Sized Companies. To the extent the Fund invests in the equity securities of small- and medium-sized companies, it will be exposed to the risks of smaller-sized companies.  Small- and medium-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.  As a result, small- and medium-sized company performance can be more volatile and they may face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

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Non-Diversified Fund Risk. The Fund is non-diversified.  Under applicable federal laws, the diversification of the Fund's holdings is measured at the time the Fund purchases a security.  However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund's total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Because the Fund is non‑diversified, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

Real Estate Investment Trusts ("REITs").  Equity REITs invest primarily in real property and earn rental income from leasing those properties.  They also may realize gains or losses from the sale of properties.  Equity REITs generally exercise some degree of control over the operational aspects of their real estate investments, lease terms and property maintenance and repair.  Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties and are paid interest by the owners of the financed properties.  Hybrid REITs invest both in real property and in mortgages.

A REIT generally is not taxed on income distributed to its shareholders if it complies with certain federal income tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes at least 90 percent of its taxable income to shareholders each year.  Consequently, REITs tend to focus on income-producing real estate investments.

The Fund's investments in REITs may be adversely affected by deteriorations of the real estate rental market, in the case of REITs that primarily own real estate, or by deteriorations in the creditworthiness of property owners and changes in interest rates in the case of REITs that primarily hold mortgages.  Equity and mortgage REITs also are dependent upon specialized management skills, may not be diversified in their holdings and are subject to the risks of financing projects.  REITs also may be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  Under certain circumstances, a REIT may fail to qualify for pass-through tax treatment, which would subject the REIT to federal income taxes and adversely affect the Fund's return on its investment in the REIT.

Foreign Investments and Currencies.  The Fund may make investments in securities of non-U.S. issuers ("foreign securities"), including U.S. dollar-denominated securities, foreign securities and securities of companies incorporated outside the U.S.

Risks of Investing in Foreign Securities.  Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

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Currency Fluctuations.  The Fund may invest in securities denominated in foreign currencies.  Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency.  Such changes will also affect the Fund's income.  The value of the Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics.  Foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.  Foreign exchanges and markets may be more volatile than those in the United States.  While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund's foreign securities may be less liquid and more volatile than U.S. securities.  Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States.  Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the United States.

Taxes.  The interest and dividends payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs.  To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

Emerging Markets.  Some of the securities in which the Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund's investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

In considering whether to invest in the securities of a foreign company, the Advisor may consider such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which the Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time, depending on the Advisor's assessment of prevailing market, economic and other conditions.

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Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.  Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.  Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).  Cyber incidents affecting the Fund or their service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund's ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.  Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties.  In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.  While the Fund's service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.  Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders.  As a result, the Fund and its shareholders could be negatively impacted.

Initial Public Offerings.  The Fund may purchase shares in initial public offerings ("IPOs").  Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time.  This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as brokerage commissions and transaction costs.  By selling shares, the Fund may realize taxable short-term capital gains taxable as ordinary income that it will subsequently distribute to shareholders.  Investing in IPOs increases risk because IPO shares are frequently volatile in price.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

Securities Lending.  The Fund may lend securities from its portfolios to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The value of the loaned securities may not exceed one-third of the Fund's total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.  Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that the Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities.  Such payments of accrued income will not constitute qualified dividend income and will be taxable as ordinary income.  For loaned securities, the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.  The Fund will be responsible for the risks associated with the investment of the cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower.  While the Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

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Borrowing.  The Fund may borrow to increase its portfolio holdings of securities.  The Fund will limit its borrowing to an amount not to exceed one-third of its total assets.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The 1940 Act requires each Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings).  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund is required to reduce the Fund's debt and restore the 300% asset coverage within three business days, and may be required to dispose of some of its portfolio holdings, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

The Fund may also be deemed to be borrowing when entering into certain derivative transactions such as certain options, forwards or swap transactions or reverse repurchase agreements.  This type of borrowing is generally referred to as economic leverage.

The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.  The interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains.  Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

Illiquid Securities.  The Fund may not knowingly invest more than 15% of its net assets in illiquid securities.  Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund's books.  The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid.  The Board has delegated the function of making day to day determinations of liquidity to the Advisor, pursuant to guidelines approved by the Board.  The Advisor will monitor the liquidity of securities held by each Fund and report periodically on such decisions to the Board.  If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Advisor to the Board.  Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").  External market conditions may impact the liquidity of portfolio securities and may cause the Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to the Fund.

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Temporary, Cash and Similar Investments.  The Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position.  The result of this action may be that the Fund will be unable to achieve its investment objective.  In addition, the Fund may invest in any of the following securities and instruments as a non-principal investment strategy:

Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits.  The Fund may acquire certificates of deposit, bankers' acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  See "Foreign Investments" above.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objectives and policies stated above and in the Prospectus, the Fund may make interest bearing time or other interest bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Fund may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

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Commercial paper and short term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" by Moody's, or similarly rated by another NRSRO or, if unrated, will be determined by the Advisor to be of comparable quality.

DISCLOSURE OF FUND HOLDINGS

The Fund has policies and procedures in place regarding the disclosure of Fund portfolio holdings designed to allow disclosure of Fund holdings information where it is deemed appropriate for the Fund's operations or it is determined to be useful to the Fund's shareholders without compromising the integrity or performance of the Fund.  Except when there are legitimate business purposes for selective disclosure of the Fund's holdings, the Fund will not provide or permit others to provide information about the Fund's holdings on a selective basis.

The Fund provides Fund holdings information as required in regulatory filings and shareholder reports, discloses Fund holdings information as required by federal or state securities laws, and may disclose Fund holdings information in response to requests by governmental authorities.  Regulatory filings with Fund holdings information are made approximately 60 days after the end of each fiscal quarter.

The Fund may, but is not required to, disclose some of the Fund's portfolio holdings information on the Fund's website, the Advisor's website, at a shareholder meeting, in Advisor newsletters, or in other communications made available to all shareholders.  Such portfolio holdings disclosures may include the Fund's complete portfolio holdings, the number of securities each Fund holds, a summary schedule of investments, each Fund's top ten holdings, or a percentage breakdown of each Fund's investments by country, sector and industry, or particular holdings.  The Advisor may not selectively disclose such information unless all of the information is disclosed by one of the above methods to all shareholders.

The Fund may disclose information relating to the Fund's portfolio holdings to:

•	certain "independent reporting agencies" recognized by the SEC to be acceptable agencies for the reporting of industry statistical information;
•	financial consultants to assist them in determining the suitability of the Fund as an investment for their clients; and
•
service providers who require access to the information: (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; or (iv) for the purpose of due diligence regarding a merger or acquisition.

The Fund may also disclose such information in accordance with ongoing arrangements with certain third parties, as discussed below.  In addition, such disclosures may be made by the Advisor's trading desk to broker-dealers in connection with the purchase or sale of securities on behalf of the Fund.  Finally, the Fund may disclose such information in such other limited circumstances as the Board or a committee thereof deems appropriate, subject to a confidentiality agreement and trading restrictions.

In order to mitigate conflicts between the interests of Fund shareholders, on the one hand, and those of the Advisor or principal underwriter, or any affiliated person of the Fund, the Advisor, or principal underwriter, on the other, the Trust's Chief Compliance Officer must approve a non-public disclosure of Fund holdings, other than the ongoing arrangements described above, which have been approved by the Trust's Board.  The Trust's Chief Compliance Officer must report all such arrangements to disclose Fund holdings information to the Board on a quarterly basis, which will review such arrangements and terminate them if it determines such disclosure arrangements are not in the best interests of shareholders.  Before any non-public disclosure of information about the Fund's holdings, the Chief Compliance Officer will require the recipient of such non-public Fund holdings information to agree, or provide proof of an existing duty, to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security.  Under no circumstances may the Trust or an investment advisor or their affiliates receive any consideration or compensation for disclosing Fund holdings information.

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Each of the following third parties have been approved to receive Fund holdings information:  (i) U.S. Bancorp Fund Services, LLC ("USBFS"), the Fund's administrator, transfer agent and fund accounting agent; (ii) the Fund's independent public accounting firm; (iii) financial printers, solely for the purpose of preparing Fund reports or regulatory filings; (iv) U.S. Bank N.A., the Fund's custodian in connection with its custody of the Fund's assets; (v) Godfrey & Kahn, S.C., Trust counsel; (vi) proxy voting services retained by the Fund or the Advisor; and (vii) the following data aggregators and ranking and ratings services: Lipper Analytical Services, Inc., Morningstar Inc., and Standard & Poor's.  Information may be provided to these parties at any time on conditions of confidentiality.  "Conditions of Confidentiality" include confidentiality items included in written agreements, implied by the nature of the relationship or required by fiduciary or regulatory principles.  The Advisor and other service providers will establish procedures to ensure that the Fund's portfolio holdings information is only disclosed in accordance with these policies.  Except for the foregoing, the Trust has no ongoing arrangements to provide portfolio holdings information.

INVESTMENT LIMITATIONS

The Fund has adopted the investment limitations set forth below.  Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of: (i) 67% or more of the shares of the Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund is present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Fund.  Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund or its assets or redemptions of shares will not be considered a violation of the limitation.  The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement.

As a matter of fundamental policy, the Fund will not:

1.
with respect to 50% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (this restriction does not apply to investments in the securities of the U.S. Government, or its agencies or instrumentalities, or other investment companies);

2.
invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry (other than securities issued by the U.S. Government or its agencies, or securities of other investment companies);

3.
borrow money, provided that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investments), and then in an aggregate amount not in excess of 10% of the Fund's total assets;

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4.
make loans to other persons, except by:  (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5.	underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.
purchase or sell real estate, provided that the Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7.
purchase or sell physical commodities, provided that the Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8.	issue senior securities, except to the extent permitted by the 1940 Act.

With regard to the statement that the restriction set forth in item (2) above does not apply to securities issued by other investment companies, the SEC staff has maintained that a fund should consider the underlying investments of investment companies in which the fund is invested when determining concentration of the fund.  The Fund will look through to the underlying holdings of investment companies in which the Fund is invested when determining the concentration of the Fund.

With regard to the restriction set forth in item (8) above, the 1940 Act permits a fund to enter into options, futures contracts, forward contracts, repurchase agreements and reverse repurchase agreements provided that these types of transactions are covered in accordance with SEC positions.  Under SEC staff interpretations of the 1940 Act, such derivative transactions will not be deemed "senior securities" if a fund segregates or earmarks assets on the fund's records or otherwise covers its obligations to limit the fund's risk of loss, such as through offsetting positions.

MANAGEMENT OF THE FUND

Trustees and Officers
The business and affairs of the Trust are managed under the oversight of the Board of Trustees (the "Board"), subject to the laws of the State of Delaware and the Trust's Agreement and Declaration of Trust.  The Board is currently comprised of three trustees who are not interested persons of the Trust within the meaning of the 1940 Act (the "Independent Trustees") and one interested person of the Trust (the "Interested Trustee").  The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust's service providers.  The Officers of the Trust conduct and supervise the Trust's daily business operations.

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Name, Year of Birth and Address(1)	Position(s) Held with the Trust and Length of Time Served(3)	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
INTERESTED TRUSTEE
James R. Schoenike(2) (Born 1959)	Trustee and Chairman since July 2016	President and CEO, Board of Managers, Quasar Distributors, LLC, since 2000.	6	None
INDEPENDENT TRUSTEES
Gaylord B. Lyman (Born 1962)	Trustee and Audit Committee Chairman, since April 2015	Senior Portfolio Manager, Affinity Investment Advisors, LLC, since 2017; Managing Director of Kohala Capital Partners, LLC, (2011 – 2016).	6	None
Scott Craven Jones (Born 1962)	Trustee since July 2016 and Lead Independent Trustee since May 2017	Managing Director, Carne Global Financial Services (US) LLC, since 2013; Advisor, Wanzenburg Partners (2012 – 2013).	6	Director, Guestlogix Inc. (a provider of ancillary-focused technology to the travel industry) (2015-2016)
Lawrence T. Greenberg (Born 1963)	Trustee since July 2016	Senior Vice President and Chief Legal Officer, The Motley Fool Holdings, Inc., since 1996; General Counsel, Motley Fool Asset Management, LLC, since 2008; Manager, Motley Fool Wealth Management, LLC, since 2013; Adjunct Professor, Washington College of Law, American University, since 2006.	6	None

(1)	The address of each Trustee as it relates to the Trust's business is c/o U.S. Bancorp Fund Services LLC, 615 East Michigan Street, Milwaukee, WI 53202.
(2)	Mr. Schoenike is an Interested Trustee by virtue of his position as President of Quasar Distributors, LLC, the Fund's distributor (the "Distributor").
(3)	Each Trustee serves during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

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As of the date of this SAI, no Independent Trustee nor any of his immediate family members (i.e., spouse or dependent children) serves as an officer or director or is an employee of the Trust's investment advisor or distributor, or any of their respective affiliates, nor is such person an officer, director or employee of any company controlled by or under common control with such entities.

Name (Year of Birth) and Address	Position(s) Held with Trust and Length of Time Served(3)	Principal Occupation(s) During Past Five Years
OFFICERS
Douglas J. Neilson(1) (Born 1975)	President and Principal Executive Officer, since July 1, 2016	Vice President, Compliance and Administration, USBFS, since 2001
Matthew J. McVoy(1) (Born 1980)	Treasurer and Principal Financial Officer, since July 1, 2016	Assistant Vice President, Compliance and Administration, USBFS, since 2005
Nathan R. Bentley, CPA(1) (Born 1983)	Assistant Treasurer, since July 1, 2016	Officer, Compliance and Administration, USBFS, since 2012
Gerard Scarpati(2) (Born 1955)	Chief Compliance Officer and Anti-Money Laundering Compliance Officer, since July 1, 2016	Compliance Director, Vigilant, since 2010
Rachel A. Spearo(1) (Born 1979)	Secretary, since October 31, 2016	Vice President, Compliance and Administration, USBFS, since 2004

(1)	The mailing address of this officer is: 615 East Michigan Street, Milwaukee, Wisconsin 53202.
(2)	The mailing address of this officer is: 223 Wilmington West Chester Pike, Suite 216, Chadds Ford, Pennsylvania 19317.
(3)	Each officer is elected annually and serves until his or her successor has been duly elected and qualified.

Leadership Structure and Responsibilities of the Board and the Committee
The Board has selected James R. Schoenike, an Interested Trustee, to act as Chairman.  Mr. Schoenike's duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings.  In the performance of his duties, Mr. Schoenike will consult with the Independent Trustees and the Trust's Officers and legal counsel, as appropriate.  The Chairman may perform other functions as requested by the Board from time to time.  The Board has selected Scott Craven Jones to serve as Lead Independent Trustee.  Mr. Jones's duties include acting as a liaison with the Trust's service providers, officers, legal counsel, and other Trustees between meetings, helping to set Board meeting agendas and serving as chair during executive sessions of the Independent Trustees.

The Board meets as often as necessary to discharge its responsibilities.  Currently, the Board conducts regular quarterly meetings and may hold special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting.  The Board also relies on professionals, such as the Trust's independent registered public accounting firm and legal counsel, to assist the Trustees in performing their oversight responsibilities.

The Board has established one standing committee - the Audit Committee.  The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board's oversight responsibilities, from time to time.  For more information on the Committee, see the section "Audit Committee," below.

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The Board has determined that the Trust's leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Audit Committee
The Audit Committee is comprised of all of the Independent Trustees.  Mr. Lyman serves as the chairman of the Committee.  Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust's independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal accounting controls. Mr. Lyman and Mr. Jones serve as the Audit Committee's "audit committee financial experts."  Because the Fund is new, the Audit Committee has not met with respect to the Fund as of the date of this SAI.

Trustee Experience, Qualifications, Attributes and/or Skills
The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board's conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.  In determining that a particular Trustee was qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which was controlling.  The Board believes that the Trustees' ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the advisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust.  Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together, the ability to communicate effectively and the ability to exercise judgment, ask incisive questions, manage people and develop solutions to problems.

Mr. Schoenike has been a trustee of the Trust since July 2016 and serves as the Chairman of the Board.  Mr. Schoenike has been in the securities industry since 1981.  He has been employed by various subsidiaries of U.S. Bancorp since 1990. In 2000, Mr. Schoenike was instrumental in establishing Quasar, a FINRA member broker-dealer dedicated to underwriting and distributing mutual funds, of which he now serves as President and Chief Executive Officer.  Since 1992, Mr. Schoenike has participated in the FINRA securities arbitration program as an industry arbitrator.  His FINRA registrations include a series 7, 63, 24 (General Securities Principal), 4 (Options Principal), and 53 (Municipal Securities Principal), and he is also registered as an Operations Principal.

Mr. Lyman has been a trustee of the Trust since April 2015, serves as Chairman of the Audit Committee and has been designated as an audit committee financial expert for the Trust.  Mr. Lyman has over 15 years of experience in the investment management industry.  He has served as Senior Portfolio Manager of Affinity Investment Advisors, LLC, an investment adviser, since 2017.  Prior to that, he served as the Managing Director and portfolio manager of Kohala Capital Partners, an investment adviser, from 2011 to 2016.  He also previously served as a vice president and portfolio manager of Becker Capital Management, Inc., an investment adviser.  Mr. Lyman has an MBA and holds the Chartered Financial Analyst designation.

Mr. Jones has been a trustee of the Trust since July 2016, has served as Lead Independent Trustee since May 2017, serves on the Audit Committee, and has been designated as an audit committee financial expert for the Trust.  Mr. Jones has over 25 years of experience in the asset management industry as an attorney and executive, holding various roles including Chief Operating Officer, Chief Financial Officer and Chief Administrative Officer, with asset class experience ranging from municipal bonds to hedge funds.  Mr. Jones has served as a Managing Director of Carne Global Financial Services (US) LLC since 2013.  Prior to that, he was an Advisor to Wanzenburg Partners and served as Chief Operating Officer and Chief Financial Officer to Aurora Investment Management.  He has a Juris Doctorate degree from Northwestern University School of Law and holds the Chartered Financial Analyst designation.

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Mr. Greenberg has been a trustee of the Trust since July 2016, and serves on the Audit Committee.  Mr. Greenberg has over 20 years of experience in the securities industry.  He has been Chief Legal Officer and Senior Vice President of The Motley Fool Holdings, Inc. since 1996.  He has also served as General Counsel to Motley Fool Asset Management, LLC since 2008 and Manager of Motley Fool Wealth Management, LLC since 2013. Mr. Greenberg is a Director of The Motley Fool Holdings, Inc.'s wholly-owned subsidiaries in the United Kingdom, Australia, Canada, Singapore, and Germany.  He has a Master's degree and a Juris Doctorate degree from Stanford University.

Risk Oversight
The Board performs its risk oversight function for the Trust through a combination of (1) direct oversight by the Board as a whole and the Board committee, and (2) indirect oversight through the investment advisers and other service providers, Trust Officers and the Trust's Chief Compliance Officer.  The Trust is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk and reputational risk.  Day-to-day risk management with respect to each Fund is the responsibility of the investment advisers or other service providers (depending on the nature of the risk) that carry out the Trust's investment management and business affairs.  Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Trust's and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from the investment advisers and other service providers, receiving and approving compliance policies and procedures, periodic meetings with each Fund's portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust's Chief Compliance Officer to discuss compliance reports, findings and issues. The Board also relies on the investment advisers and other service providers, with respect to the day-to-day activities of the Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust's business and reputation.

Board oversight of risk management is also provided by the Board's Audit Committee.  The Audit Committee meets with the Trust's independent registered public accounting firm to ensure that the Trust's audit scope includes risk-based considerations as to the Trust's financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board's oversight role does not make the Board a guarantor of the Trust's investments or activities.

Security and Other Interests
As of the date of this SAI, no Trustees beneficially owned shares of the Fund.

Furthermore, as of the date of this SAI, none the Trustees who are not "interested persons" of the Fund, or members of their immediate families, own securities beneficially or of record, in the Advisor, the Distributor or any of their affiliates.  Accordingly, none of the Trustees who are not "interested" persons of the Fund, or members of their immediate families, have a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.

Compensation
The Interested Trustee receives no compensation for his service as a Trustee.  For their services as Trustees, the Independent Trustees receive from the Trust an annual retainer in the amount of $6,000; $2,000 for each Board and Audit Committee  meeting attended in person; $2,000 for each special Board and Audit Committee meeting attended by telephone; and reimbursement for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings.  The Audit Committee Chair and Lead Independent Trustee each receive an additional $1,000 annual retainer.

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Because the Fund has recently commenced operations, the following compensation figures represent estimates for the Fund's fiscal year ending December 31, 2018.

Independent Trustee	Aggregate Compensation from Fund(1)	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and the Trust(4) Paid to Trustees:
Gaylord Lyman(2)(3)	$3,213	None	None	$23,000
Lawrence Greenberg(3)	$3,074	None	None	$22,000
Scott Craven Jones(3)(5)	$3,213	None	None	$23,000
(1)	Trustees' fees and expenses are allocated among the Fund and the other series comprising the Trust.
(2)	Audit Committee chairman.
(3)	Audit Committee member.
(4)	There are currently five other portfolios within the Trust.
(5)	Lead independent Trustee.

CODES OF ETHICS

In accordance with Rule 17j-1 under the 1940 Act, the Trust, the Advisor and the Distributor have each adopted a Code of Ethics. These Codes of Ethics permit, subject to certain conditions, personnel of the Trust, the Advisor and the Distributor to invest in securities that may be purchased or held by the Fund.

On an annual basis or whenever deemed necessary, the Board reviews reports regarding the Code of Ethics relative to the Trust, including information about any material violations of the Code of Ethics.  Each Code of Ethics is publicly available as exhibits to the Fund's registration statement filed with the SEC.

PROXY VOTING

The Board has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to the Advisor, subject to the Board's continuing oversight in accordance with the Proxy Voting Policies and Procedures (the "Voting Policies") and Proxy Voting Guidelines ("Voting Guidelines") adopted by Advisor. Pursuant to the Voting Polices and Voting Guidelines, the Advisor will vote all proxies as it judges in the best interests of the Fund and its shareholders. The Voting Guidelines are attached to this SAI as Appendix B.

The Advisor has established and maintains the Voting Guidelines to carry out the proxy voting for the Fund.  The Advisor may retain a third party to assist it in coordinating and voting proxies with respect to the Fund's holdings. If so, the Advisor shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained. The Advisor has adopted general positions regarding selected proxy proposals that periodically are considered at annual meetings. The Advisor will generally vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock. The Advisor will generally vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting. For other proposals not addressed in the Voting Guidelines, the Advisor shall determine whether a proposal is in the best interests of the Fund and its shareholders.  Decisions are made exclusively in accordance with the economic interests of the Fund.  Social interests are not among the criteria employed by the Advisor.  The Advisor's opinion concerning the management and prospects of the issuer may be taken into account, where appropriate.  The Advisor may take into account, among other things, the effect of the proposal on the underlying value of the securities (including the effect on marketability of the securities, potential legal issues arising from the proposal, and the effect of the proposal on future prospects of the issuer), the makeup of the issuer's board of directors, including the number and quality of both management and non-management directors, the likelihood of a change in such makeup or quality of directors, the necessity of providing the directors with sufficient tools and flexibility to properly discharge their duties as directors, the desirability of providing directors with sufficient time to carefully consider any proposals made to the issuer that might significantly affect the result or nature of activities or ownership of the issuer, and the quality of communications from the corporation to its shareholders.  In considering antitakeover provisions, consideration may be given to whether or not the proposal is part of a package of anti-takeover proposals or whether other anti-takeover measures are already in place. Insufficient information or vague or ambiguous wording may indicate that a vote against a proposal is appropriate even though the Advisor agrees with the principle of the proposal.  Conversely, a vote in support of a well-principled proposal may be appropriate despite inferior format or ambiguity in language or provisions.

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The Advisor's Chief Compliance Officer will identify any conflicts that exist between the interests of the Advisor and the Fund.  This examination will include a review of the relationship of the firm with the issuer of each security to determine if the issuer is a client of the Advisor or has some other relationship with the Advisor or one of its clients.  In such instances, the Adviser will submit a separate report to the Board indicating the nature of the potential conflict of interest and how the determination of such vote was achieved.

The Fund's proxy voting record for the twelve-month period ended June 30 of each year is available by August 31 of the same year (i) without charge, upon request, by calling (800) 497-2960 and (ii) on the SEC's website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund.  As of the date of this SAI, there were no principal shareholders or control persons of the Retail Shares of the Fund, as that share class is not currently offered.  As of April 2, 2018, the Institutional Shares had no control persons, and the following persons were principal shareholders of the Institutional Shares of the Fund:

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Institutional Shares
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Alan W. Breed c/o Spyglass Capital Management LLC 580 California Street, 8th Floor San Francisco, California 94104	N/A	N/A	14.48%	Beneficial
Steve M. Lessing, Lawrence A. Lessing 2003 Trust New York and John S. Lessing 2003 Trust New York, collectively c/o Spyglass Capital Management LLC 580 California Street, 8th Floor San Francisco, California 94104	N/A	N/A	10.12%	Beneficial
Charles Schwab Co., Inc. 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	8.37%	Record
James A. Robillard c/o Spyglass Capital Management LLC 580 California Street, 8th Floor San Francisco, California 94104	N/A	N/A	5.60%	Beneficial

As of the date of this SAI, the Trustees and officers as a group owned less than 1% of the outstanding Institutional Shares of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor
The Advisor, located at 580 California Street, 8th Floor, San Francisco, CA 94104, is a California limited liability company.  The Advisor is an SEC-registered investment advisor.  Mr. James A. Robillard is considered to be a control person of the Advisor due to the percentage of his ownership of the firm.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the "Advisory Agreement"), the Advisor manages the assets of the Fund.  The Advisory Agreement has an initial term of two years and will continue in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Trustees, casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of each Fund.  The Investment Advisory Agreement may be terminated on 60 days' written notice without penalty: (i) by vote of the Board; (ii) by the vote of a majority of the outstanding voting securities of the Fund; or (iii) by the Advisor. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.

Under the terms of the Advisory Agreement, the Advisor agrees to: (a) direct the investments of the Fund, subject to and in accordance with each Fund's investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Fund securities and other investments consistent with each Fund's objective and policies; (c) furnish office space and office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the Advisor performing services relating to research, statistical and investment activities on behalf of the Fund; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Board and officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities.  Additionally, the Advisor agrees to maintain all books and records with respect to the Trust's securities transactions required by the 1940 Act and rules thereunder (other than those records being maintained by the Trust's administrator, custodian or transfer agent) and preserve such records for the periods prescribed therefor.  The Trust and/or the Advisor may at any time or times, upon approval by the Board and the shareholders of the Fund, enter into one or more sub-advisory agreements with a sub-advisor pursuant to which the Advisor delegates any or all of its duties as listed.

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The Investment Advisory Agreement provides that the Advisor shall not be liable for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Fund, except to the extent of a loss resulting from willful misfeasance, bad faith, negligence, or reckless disregard on its part in the performance of its obligations and duties under the agreement.

Pursuant to the Advisory Agreement, the Advisor is entitled to receive an annual investment advisory fee, paid monthly, comprising 1.00% of the average daily net assets of the Fund.  Pursuant to a contractual expense limitation agreement, the Advisor has agreed to waive a portion of its advisory fee and/or reimburse expenses to ensure the total amount of the Fund's operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, "Excludable Expenses")) does not exceed 1.00% of the Fund's average annual net assets.  To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed 1.00%.  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of management fees and/or expenses.  This operating expense limitation agreement is in effect through at least January 1, 2021, and may be terminated only by, or with the consent of, the Board of Trustees.

Because the Fund is new, the Fund made no payments to the Advisor during the period ended December 31, 2017.

SERVICE PROVIDERS

Fund Administrator, Transfer Agent and Fund Accountant
USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Administrator") acts as the Fund's administrator pursuant to an administration agreement between USBFS and the Trust.  The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund's independent contractors and agents; preparing for signature by an officer of the Trust all of the documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  As compensation for its services, USBFS receives from the Fund a combined fee for fund administration and fund accounting services based on each Fund's current average daily net assets.  USBFS is also entitled to certain out-of-pocket expenses.

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USBFS also acts as fund accountant ("Fund Accountant"), transfer agent ("Transfer Agent") and dividend disbursing agent under separate agreements with the Trust.

Because the Fund is new, the Fund made no payments to USBFS during the period ended December 31, 2017.

Independent Registered Public Accounting Firm
BBD, LLP serves as the independent registered public accounting firm to the Trust providing services which include: (1) auditing the annual financial statements for the Fund; and (2) the review of the annual federal income tax returns filed on behalf of the Fund.  BBD is located at 1835 Market Street, 26th Floor, Philadelphia, PA 19103.

Legal Counsel
Godfrey & Kahn, S.C., 833 East Michigan Street, Milwaukee, Wisconsin 53202, serves as counsel to the Trust and the Independent Trustees.

Custodian
Pursuant to a custody agreement between the Custodian and the Trust, on behalf of the Fund, U.S. Bank N.A. (the "Custodian"), an affiliate of USBFS, serves as the custodian of the Fund's assets.  The Custodian's address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212.  The Custodian charges fees on a transactional basis plus out-of-pocket expenses.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Compliance Services
Vigilant Compliance, LLC ("Vigilant") provides compliance services to the Fund pursuant to a service agreement between Vigilant and the Trust.  Under this service agreement, Vigilant also provides an individual to serve as Chief Compliance Officer to the Trust, subject to the approval and oversight of the Board.  The Board has approved Mr. Scarpati as Chief Compliance Officer of the Trust.

DISTRIBUTION OF SHARES

Quasar Distributors, LLC (the "Distributor"), located at 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202, acts as the Fund's distributor.  Pursuant to an agreement between the Distributor and the Trust (the "Distribution Agreement"), the Distributor serves as the Fund's principal underwriter, provides certain administration services and promotes and arranges for the sale of the Fund's shares.  The offering of each Fund's shares is continuous and the Distributor distributes the Fund's shares on a best efforts basis.  The Distributor, Administrator and Custodian are affiliated companies.  The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement will continue in effect only if its continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of each Fund's outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the outstanding voting securities of each Fund or by vote of a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Distributor upon 60 days' written notice to the Trust.  The Distribution Agreement will automatically terminate in the event of its "assignment" (as defined in the 1940 Act).

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Distribution and Shareholder Servicing (Rule 12b-1) Plan
The Fund has adopted a distribution and shareholder service plan pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan") on behalf of the Retail Shares of the Fund.

Under the Rule 12b-1 Plan, the Fund pays a Rule 12b-1 distribution and/or shareholder servicing fee to the Distributor and other authorized recipients (the "Rule 12b-1 Fee") for distribution and shareholder services on behalf of the Retail Shares of the Fund.  The Rule 12b‑1 Fee is an annual fee at the rate of 0.25% of the Fund's average daily net assets attributable to Retail Shares.  The Rule 12b-1 Plan provides that the Distributor may use all or any portion of such Rule 12b-1 Fee to finance any activity that is principally intended to result in the sale of the Fund's Retail Shares, subject to the terms of the Rule 12b-1 Plan, or to provide certain shareholder services to Retail Shares.

The Rule 12b-1 Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred on behalf of Retail Shares of the Fund.  Because the Rule 12b-1 Fee is not directly tied to expenses, the amount of Rule 12b-1 Fees paid by the Retail Shares of the Fund during any year may be more or less than actual expenses incurred pursuant to the Rule 12b-1 Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a "compensation" plan.  The Distributor does not retain any Rule 12b-1 Fees for profit.  All Rule 12b-1 Fees are held in retention for distribution-related expenses.

The Distributor may use the Rule 12b-1 Fee to pay for services covered by the Rule 12b-1 Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Retail Shares of the Fund, the printing and mailing of prospectuses, statements of additional information and reports to other-than-current Fund shareholders, the printing and mailing of marketing material pertaining to the Fund, and administrative, shareholder services and other support services provided by financial intermediaries.

The Rule 12b-1 Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the trustees who are not "interested persons" of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the Rule 12b-1 Plan or in any agreement related to such plan (the "Qualified Trustees"), as required by the 1940 Act, cast in person at a meeting called for that purpose.  The Rule 12b-1 Plan also required that the Independent Trustees select and nominate all other trustees who are not "interested persons" of the Fund.  The Rule 12b-1 Plan may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund's Retail Shares outstanding.  All material amendments to the Rule 12b-1 Plan must be approved by a vote of a majority of the Board and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The Rule 12b-1 Plan requires that the Distributor and/or the Trust's administrator provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the Rule 12b-1 Plan.  The Distributor and administrator are also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Rule 12b-1 Plan should be continued.  With the exception of the Advisor in its capacity as investment adviser to the Fund, no "interested person" of the Fund, as defined in the 1940 Act, and no Qualified Trustee of the Fund has or had a direct or indirect financial interest in the Rule 12b-1 Plan or any related agreement except to the extent Mr. Schoenike may be deemed to have an indirect interest in the Rule 12b-1 Plan by virtue of his position with the Distributor.

The Rule 12b-1 Plan provides for the ability to use Retail Shares' assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Retail Shares (distribution services) or for the provision of certain shareholder services.  The payments made by the Fund to these financial intermediaries are based primarily on the dollar amount of assets invested in the Retail Shares of the Fund through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals.  Under the Rule 12b-1 Plan, the Fund may, from time to time, make payments that help defray the expenses incurred by financial intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees.  In addition, the Fund may make payments under the Rule 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.

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To the extent these asset-based fees and other payments made under the Rule 12b-1 Plan to these financial intermediaries for the distribution services they provide to the Fund's Retail Shares shareholders exceed the Rule 12b-1 Fees available, these payments are made by the Advisor from its own resources, which may include its profits from the advisory fee it receives from the Fund.  In addition, the Fund may participate in various "fund supermarkets" in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor's customers without charging the customers a sales charge.  In connection with the Fund's participation in such platforms, all or a portion of the Rule 12b-1 Fee may be used to pay one or more supermarket sponsors a negotiated fee for distributing and servicing the Fund's Retail Shares.  In addition, in its discretion, the Advisor may pay additional fees to intermediaries from its own assets for the distribution and servicing of shares of the Fund.

PORTFOLIO MANAGERS

Other Accounts Managed.  The following table provides additional information about other accounts managed by the portfolio manager of the Fund, Mr. James Robillard, as of December 31, 2017.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Material Conflicts of Interest. Material conflicts of interest that may arise in connection with a portfolio manager's management of the Fund's investments and investments of other accounts managed include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager.

The Advisor may provide advisory services to other clients which invest in securities of the same type that the Fund invests in (i.e.: fixed income securities, municipal obligations).  The Advisor is aware of its obligation to ensure that when orders for the same securities are entered on behalf of the Fund and other accounts, that the Fund receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate.  The Advisor attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provides a methodology for ensuring fair treatment for all clients in situations where orders cannot be completely filled or filled at different prices.

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Compensation.  The Portfolio Manager is compensated by the Advisor in the form of a fixed salary.  The Portfolio Manager is also eligible for a bonus, which is based on the overall profitability of the Advisor and is not based on performance of any accounts.  The Portfolio Manager maintains an equity interest in the Advisor, and may receive additional income proportionate to his equity in the Advisor.

Ownership of securities in the Fund.  As of the date of this SAI the Portfolio Manager owns shares of the Fund in the dollar range amount of $100,001-$500,000.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Advisor places all portfolio transactions on behalf of the Fund, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions.  The Advisor has a fiduciary duty to the Fund to obtain best execution, on an overall basis, for any securities transactions.  In selecting brokers and dealers, the Advisor seeks to obtain the overall best execution, taking into account a number of factors, including for example: price, clearance, settlement, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, special execution capabilities, willingness to execute related or unrelated difficult transactions in the future, order of call, online access to computerized data regarding clients' accounts, the availability of stocks to borrow for short trades, the competitiveness of commission rates in comparison to other brokers satisfying the Advisor's other selection criteria and other matters involved in the receipt of brokerage services.

The Advisor may generate "soft dollars" through trading activity and will comply with the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934, as amended.  Under "soft dollar" arrangements, one or more of the brokerage firms would provide or pay the costs of certain research services, or other items for the benefit of the Fund.  These soft dollar arrangements may benefit the Fund and the Advisor by reducing expenses.  Nonetheless, the Advisor believes that soft dollar arrangements generally enhance the Advisor's ability to obtain research, optimal execution and other benefits on behalf of the Fund.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Fund has two classes of shares – Institutional Shares and Retail Shares.  The shares of the Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held.  Shares have non-cumulative voting rights with respect to election of Trustees, do not have preemptive or subscription rights and are transferable.  Each class takes separate votes on matters affecting only that class.

The Fund does not hold annual meetings of shareholders.  A meeting of shareholders for the purpose of voting upon the question of removal of any Trustee may be called upon the demand of shareholders owning not less than 10% of the Trust's outstanding shares.  Except when a larger quorum is required by the applicable provisions of the 1940 Act, forty percent (40%) of the shares entitled to vote on a matter constitutes a quorum at a meeting of shareholders.  Generally, subject to the 1940 Act and the specific provisions of the Amended and Restated Agreement and Declaration of Trust, as amended (the "Declaration of Trust"), when a quorum is present at any meeting, a majority of the shares voted will decide any questions, except only a plurality vote is necessary to elect Trustees.

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The Fund may involuntarily redeem a shareholder's shares: (a) if the shareholder owns shares of the Fund having an aggregate net asset value NAV of less than a minimum value determined from time to time by the Trustees; (b) to the extent that the shareholder owns shares of the Fund equal to or in excess of a maximum percentage of the outstanding shares of the Fund determined from time to time by the Trustees; or (c) to the extent that such shareholder owns shares equal to or in excess of a maximum percentage, determined from time to time by the Trustees, of the outstanding shares of the Trust.  In addition, the Trust may call for the redemption of shares of any shareholder or may refuse to transfer or issue shares to any person to the extent that the same is necessary to comply with applicable law or advisable to further the purpose for which the Trust was established, including circumstances involving frequent or excessive trading in shares of the Fund.  The Declaration of Trust also provides that if an Officer or agent of the Trust has determined that a shareholder has engaged in frequent and excessive trading in shares of the Fund, the Trust may require the shareholder to redeem his or her shares.

The Trust may cause, to the extent consistent with applicable law: (a) the Trust or one or more of its series to be merged into or consolidated with another trust, series of another trust or other person; (b) the shares of the Trust or any of its series to be converted into beneficial interests in another trust or series thereof; (c) the shares to be exchanged for assets or property under or pursuant to any state or federal statute to the extent permitted by law; or (d) a sale of assets of the Trust or one or more of its funds.  Such merger or consolidation, share conversion, share exchange or sale of assets must be authorized by a majority of the shares voted when a quorum is present, provided that in all respects not governed by statute or applicable law, the Trustees have power to prescribe the procedure necessary or appropriate to accomplish a merger or consolidation, share conversion, share exchange, or sale of assets, including the power to create one or more separate trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of shares of the Trust or any of its funds into beneficial interests in such separate business trust or trusts or series thereof.

Notwithstanding the foregoing paragraph, the Declaration of Trust provides that the Trustees may, without the vote or consent of shareholders, cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction, or any other trust, partnership, limited liability company, association or other organization, or any series or class of any thereof, to acquire all or a portion of the Trust property (or all or a portion of the Trust property held with respect to the Fund or allocable to a particular class) or to carry on any business in which the Trust directly or indirectly has any interest (any of the foregoing, a "Successor Entity"), and to sell, convey and transfer Trust property to any such Successor Entity in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such Successor Entity in which the Trust holds or is about to acquire shares or any other interest.  The Trustees may also, without the vote or consent of shareholders, cause a merger or consolidation between the Trust and any Successor Entity if and to the extent permitted by law.  However, the Declaration of Trust provides that the Trustees shall provide written notice to affected shareholders of each such transaction.  Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, in-kind redemptions and purchases, exchange offers, or any other method approved by the Trustees.

The Declaration of Trust provides that no shareholder shall have the right to bring or maintain any court action, proceeding or claim in the right of the Trust or the Fund or a class thereof to recover a judgment in its favor unless (a) shareholders holding at least ten percent (10%) of the outstanding shares of the Trust, the Fund or class, as applicable, join in the bringing of such court action, proceeding or claim; and (b) the bringing or maintenance of such court action, proceeding or claim is otherwise in accordance with Section 3816 of the Delaware Statutory Trust Act, subject to certain additional requirements.

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The Declaration of Trust provides that by virtue of becoming a shareholder of the Fund, each shareholder will be held to have expressly assented and agreed to the terms of the Declaration of Trust, the By-Laws of the Trust and the resolutions of the Board.

The Declaration of Trust provides that the Trust will indemnify and hold harmless each Trustee and Officer of the Trust and each former Trustee and Officer of the Trust (each hereinafter referred to as a "Covered Person") from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Covered Person's performance of his or her duties as a Trustee or Officer of the Trust or otherwise relating to any act, omission, or obligation of the Trust, if, as to liability to the Trust or its investors, it is finally adjudicated that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the Covered Person's offices.  In the case of settlement, such indemnification will be provided if it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such Officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.  Rights to indemnification or insurance cannot be limited retroactively.

The Declaration of Trust further provides that: (i) the appointment, designation or identification of a Trustee as chairperson of the Board or a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead Independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that individual any duty, obligation or liability that is greater than the duties, obligations and liability imposed on that person as a Trustee in the absence of the appointment, designation or identification (except with respect to duties expressly imposed pursuant to the By-Laws of the Trust, a committee charter or a Trust policy statement); (ii) no Trustee who has special skills or expertise, or is appointed, designated or identified shall be held to a higher standard of care by virtue thereof; and (iii) no appointment, designation or identification of a Trustee shall effect in any way that Trustee's rights or entitlement to indemnification.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares.  Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the Prospectus.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory federal income tax withholding.  For more information, call 1-888-878-5680.  You may be charged a $15 annual account maintenance fee for each retirement account, up to a maximum of $30 annually, and a $25 fee for transferring assets to another custodian or for closing a retirement account.

Redemption of Shares.  Information regarding how to redeem shares of the Fund is discussed in the "Redemption of Shares" section of the Prospectus.

If shares to be redeemed represent a recent investment made by check or electronic funds transfer through the ACH network, the Fund reserves the right not to make the redemption proceeds available until they have reasonable grounds to believe that the purchase amount  has been collected (which could take up to 10 days).  To ensure proper authorization before redeeming Fund shares, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer.  These procedures are for the protection of shareholders and should be followed to ensure prompt payment.  Redemption requests must not be conditional as to date or price of the redemption.  Proceeds of the redemption will be sent within seven days of acceptance of shares tendered for redemption.  Delay may result if the purchase by check or electronic funds transfer has not yet cleared, but the delay will be no longer than required to verify that the purchase amount has cleared, and the Fund will act as quickly as possible to minimize delay.

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The value of shares redeemed may be more or less than the shareholder's cost, depending on the NAV at the time of redemption.  Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when: (a) the New York Stock Exchange ("NYSE") is closed other than customary weekend and holiday closings; (b) trading on the NYSE is restricted; (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Fund's securities or to determine the value of the Fund's net assets; or (d) ordered by a governmental body having jurisdiction over the Fund for the protection of the Fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists.  In case of such suspension, shareholders may withdraw their requests for redemption or may receive payment based on the NAV of the Fund next determined after the suspension is lifted.

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption "in-kind") chosen by the Fund and valued in the same way as they would be valued for purposes of computing the NAV of the Fund.  If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.  The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund for any one shareholder during any 90-day period.  This election is irrevocable unless the SEC permits its withdrawal.

Pricing of Shares.  The price of the Fund's shares is based on its NAV.  USBFS determines the NAV per share of the Fund as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business (each, a "Business Day").  The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund.  The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the Transfer Agent and under no circumstances will any order be accepted for purchase or redemption after the NAV calculation.  Shares will only be priced on Business Days.  In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV.  As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

The Fund values its assets based on current market values when such values are available.  These prices normally are supplied by an independent pricing service.  Equity securities held by the Fund which are listed on a national securities exchange, except those traded on the NASDAQ Stock Market, Inc. ("NASDAQ"), and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices.  Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price.  In the event such market quotations are not readily available, fair value will be determined using procedures adopted by the Board.

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Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.

The Board has delegated the day-to-day functions of determining the value of securities not otherwise valued by a pricing service to its Valuation Committee.

DISTRIBUTIONS

Distributions, if any, from the Fund's investment company taxable income and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers, are declared and paid to their shareholders at least annually, as described in the Prospectus.

TAXATION OF THE FUND

General.  The following summarizes certain additional U.S. federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the prospectus are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations issued thereunder, as well as court decisions and administrative interpretations as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly change the taxation of the Fund's investments or the tax consequences to investors as described in the Prospectus and SAI, and any such changes or decisions may be retroactive.

The Fund qualified during its last taxable year, and intends to continue to qualify, as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As a regulated investment company, the Fund generally is exempt from federal income tax on its investment company taxable income and net capital gain that it distributes to shareholders.  To qualify for treatment as a regulated investment company, the Fund must meet three important tests each year.

First, in each taxable year, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly-traded partnerships.

Second, generally, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of any such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of any such issuer); and no more than 25% of the value of the Fund's total assets may be invested in the securities of (1) any one issuer (other than U.S. Government securities and securities of other regulated investment companies); (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses; or (3) one or more qualified publicly-traded partnerships.

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Third, the Fund must distribute an amount equal to at least the sum of 90% of the Fund's investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements.  If the Fund was to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.  If for any taxable year the Fund was not to qualify as a regulated investment company, all of its taxable income would be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, shareholders would recognize dividend income on distributions to the extent of the Fund's then-current and accumulated earnings and profits, and certain corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

The Fund is the successor to the portfolio of the Predecessor Partnership, and the Fund has taken the position that it has succeeded to the tax basis of the assets acquired from the Predecessor Partnership.  Shareholders should be aware that as the Fund sells portfolio securities that were acquired from the Predecessor Partnership, any unrealized gain inherent in such securities at the time the Fund acquired such securities, along with any appreciation that occurred while the Fund held such securities, may be recognized by the Fund, and any such recognized gain will be distributed to Fund shareholders and will be taxable to them for federal income tax purposes.  Accordingly, a shareholder of the Fund may be taxed on appreciation that occurred before the shareholder purchased shares of such Fund, including appreciation that occurred prior to such Fund's acquisition of portfolio securities from the Predecessor Partnership.

Under the Foreign Account Tax Compliance Act ("FACTA"), the Fund may be required to withhold a generally nonrefundable 30% tax on (a) distributions of investment company taxable income and (b) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid after December 31, 2018 to (i) certain "foreign financial institutions" unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other things (unless such entity is deemed compliant under the terms of an intergovernmental agreement entered into between the United States and the entity's country of residence), and (ii) certain "non-financial foreign entities" unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other things.  This FATCA withholding tax could also affect the Fund's return on its investments in foreign securities or affect a shareholder's return if the shareholder holds its Fund shares through a foreign intermediary.  You are urged to consult your tax advisor regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Capital Loss Carryforwards.  Capital loss carryforwards can be carried forward indefinitely and will retain their character as short-term or long-term capital losses.

State and Local Taxes.  Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

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Taxation of Certain Investments.  The tax principles applicable to transactions in certain financial instruments such as futures contracts and options that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain.  Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, if the Fund invests in any shares of a PFIC, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

FINANCIAL STATEMENTS

As the Fund has recently commenced operations, there are no financial statements available at this time.  Shareholders of the Fund will be informed of the Fund's progress through periodic reports when those reports become available.  Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

The Predecessor Partnership's audited financial statements for the year ended December 31, 2017 and for the period from October 1, 2015 (the Predecessor Partnership's inception) to December 31, 2016 are included below in Appendix A, and have been audited by BDO USA, LLP, the independent auditor for the Predecessor Partnership.

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APPENDIX A

SPYGLASS PARTNERS FUND LP

FINANCIAL STATEMENTS
AND
INDEPENDENT AUDITOR'S REPORT

DECEMBER 31, 2017

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SPYGLASS PARTNERS FUND LP

CONTENTS

Independent Auditor's Report                                                                                                                                  1A-1B

Financial Statements

Statement of Financial Condition                                                                                                              2

Statement of Operations                                                                                                                             3

Statement of Changes in Partners' Capital                                                                                               4

Schedule of Investments                                                                                                                            5

Notes to Financial Statements                                                                                                                   6-9

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                                                             Tel:   415-397-7900                                    One Bush Street
  Fax:   415-397-2161                                   Suite 1800
  www.bdo.com                                          San Francisco, CA 94104

Independent Auditor's Report

To the General Partner of Spyglass Partners Fund LP:

We have audited the accompanying financial statements of Spyglass Partners Fund LP (the "Fund"), which comprise the statement of financial condition, including the schedule of investments, as of December 31, 2017, and the related statements of operations and changes in partners' capital for the year then ended,  and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor's Responsibility

Our responsibility is to express an opinion on these financial statements based on our audit.  We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence amounts and disclosures in the financial statements.  The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error.  In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an  opinion on the effectiveness of the entity's internal control.  Accordingly, we express no such opinion.  An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Spyglass Partners Fund LP as of December 31, 2017, and the results of its operations and changes in partners' capital for the year then ended in accordance with accounting principles generally accepted in the United States of America.

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1A

Emphasis of Matter

As discussed in Note 1, the Fund entered into an agreement with a newly organized SEC Registered Investment Company, Spyglass Growth Fund, a series of Manager Directed portfolios, to the conversion of the majority of the equity interest in the Fund into shares of Spyglass Growth Fund.  As the withdrawals of the partners' and transfer of all assets to Spyglass Growth Fund took place on January 2, 2018, all partner interests were effectively redeemed as of December 31, 2017.  Any investor who did not consent to convert their interest into shares of Spyglass Growth Fund was paid out in the subsequent period resulting in the liquidation of the Fund.

February 21, 2018
San Francisco, California

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1B

SPYGLASS PARTNERS FUND LP

STATEMENT OF FINANCIAL CONDITION

December 31, 2017

ASSETS

Investments in securities, at fair value (cost $14,097,236)	$16,159,763
Cash	196,182
Total assets	$16,355,945

Liabilities
Capital withdrawals payable	16,355,945

Partners' capital	-
$16,355,945

See accompanying notes to financial statements.

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2

SPYGLASS PARTNERS FUND LP

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Income
Dividends	$11,214

Expenses
Management fee	121,937
Professional fees and other	39,600
Administrative fee	37,500

Total expenses	199,037

Expenses reimbursed by the General Partner	(13,676)

Total net expenses	185,361

Net investment loss	(174,147)

Realized and unrealized gain on investments
Net realized gain on securities	1,730,248
Net change in unrealized appreciation or depreciation on securities	2,991,037
Net gain on investments	4,721,285

Net income	$4,547,138

See accompanying notes to financial statements.

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3

SPYGLASS PARTNERS FUND LP

STATEMENT OF CHANGES IN PARTNERS' CAPITAL

Year Ended December 31, 2017

	General Partner	Limited Partners	Total

Partners' capital, beginning of year	$ 149, 717	$ 8,854,090	$ 9,003,807

Capital contributions	-	2,805,000	2,805,000

Capital withdrawals	(221,428)	(16,134,517)	(16,355,945)

Allocation of net income
Pro rata allocation	71,711	4,475,427	4,547,138

Partners' capital, end of year	$ -	$ -	$ -

See accompanying notes to financial statements.

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4

SPYGLASS PARTNERS FUND LP

SCHEDULE OF INVESTMENTS

At December 31, 2017
	Number of Shares	Percentage of Partners' Capital Before December 31, 2017 Withdrawals	Fair Value

Investments in securities, at fair value

Common stocks
United States
Consumer Discretionary
Telsa, Inc.	3,068	5.8%	$ 955,222
Ultra Beauty, Inc.	3,571	4.9	798,689
Chipotle Mexican Grill, Inc.	2,512	4.4	726,043
IMAX Corporation	25,756	3.6	596,251
Energy
Range Resources Corporation	36,800	3.8	627,808
Financials
Affliated Managers Group, Inc.	3,323	4.2	682,046
Healthcare
Pacira Pharmaceuticals, Inc.	23,069	6.4	1,053,099
Nevro Corp.	8,844	3.7	610,590
athenahealth, Inc.	3,514	2.9	467,503
Illumina, Inc.	2,000	2.7	436,980
Industrial
Quanta Services, Inc.	17,640	4.2	689,901
Acuity Brands, Inc	3,893	4.2	685,168
Information Technology
Nutanix, Inc.	24,758	5.3	873,461
Everbridge, Inc.	26,257	4.8	780,358
GoDaddy Inc.	14,109	4.3	709,401
Alliance Data Systems Corporation	2,780	4.3	704,674
Splunk Inc.	8,244	4.2	682,933
Palo Alto Networks, Inc.	3,938	3.5	570,774
Tableau Software, Inc.	8,178	3.5	565,918
Envestnet, Inc.	10,270	3.1	511,960
Twilio Inc.	20,388	2.9	481,157
Proofpoint, Inc.	5,154	2.8	457,726
Arista Networks, Inc.	1,729	2.5	407,318
NVIDIA Corporation	1,873	2.2	362,426
Workday, Inc.	2,789	1.7	283,753
Telecommunications
Globalstar, Inc.	334,812	2.7	438,604

Total investments in securities, at fair value (cost $14,097,236)		98.8%	$ 16,159,763

See accompanying notes to financial statements.

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5

SPYGLASS PARTNERS FUND LP

NOTES TO FINANCIAL STATEMENTS

1.    Nature of operations and summary of significant accounting policies

Nature of Operations

Spyglass Partners Fund LP (the "Fund"), a Delaware investment limited partnership, commenced operations on October 1, 2015.  The Fund was organized to compound investor capital over time by investing in public companies that are trading at a discount to their present value.  The Fund is managed by Spyglass Capital Management, LLC (the "General Partner"), a California limited liability company.

Prior to December 31, 2017, the Fund entered into an agreement with a newly organized SEC Registered Investment Company, Spyglass Growth Fund, a series of Manager Directed portfolios, to the conversion of the majority of the Fund into shares of Spyglass Growth Fund.  The investment manager of Spyglass Growth Fund is also the General Partner of the Fund. As the withdrawals of the partners and transfer of all assets to Spyglass Growth Fund took place on January 2, 2018 (the first trading day of the year) all partner interests were effectively redeemed as December 31, 2017. Any partner who did not consent to convert their interest into shares of Spyglass Growth Fund was paid out in cash in the subsequent period.

Basis of Presentation

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") as detailed in the Financial Accounting Standards Board's Accounting Standards Codification ("ASC").  The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946.

These financial statements were approved by management and available for issuance of on February 21, 2018. Subsequent events have been evaluated through this date.

Fair Value - Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation techniques.  A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available.  Valuation techniques that are consistent with the market or income approach are used to measure fair value.  The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuation based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

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6

SPYGLASS PARTNERS FUND LP

NOTES TO FINANCIAL STATEMENTS

1.    Nature of operations and summary of significant accounting policies (continued)

Fair Value - Definition and Hierarchy (continued)

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure.  Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed.  Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3.  In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value - Valuation Techniques and Inputs

Investments in Securities

The Fund values investments in securities that are freely tradable and are listed on a national securities exchange or reported on the NASDAQ national market at their last reported sales price as of the valuation date.

To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Securities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 of the fair value hierarchy.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis.  Dividends are recorded on the ex-dividend date and interest is recognized on the accrual basis.

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7

SPYGLASS PARTNERS FUND LP

NOTES TO FINANCIAL STATEMENTS

1.    Nature of operations and summary of significant accounting policies (continued)

Income Taxes

The Fund does not record a provision for U.S. federal, state, or local income taxes because the partners report their share of the Fund's income or loss on their income tax returns.  Generally, the Fund is subject to income tax examinations by major taxing authorities for the period since inception.

The Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position.  The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities.  Based on its analysis, the Fund has determined that it has not incurred any liability for unrecognized tax benefits as of December 31, 2017.  The Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months.  However, the Fund's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions, compliance with U.S. federal, U.S. state and foreign tax laws, and changes in the administrative practices and precedents of the relevant taxing authorities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Fund's management to make estimates and assumptions that affect the amounts disclosed in the financial statements.  Actual results could differ from those estimates.

2.    Fair value measurements

The Fund's assets recorded at fair value have been categorized based upon a fair value hierarchy as described in the Fund's significant accounting policies in Note 1.  The following table presents information about the Fund's assets measured at fair value as of December 31, 2017:

Investments in Securities
Common stocks	$16,159,763	$ -	$ -	$16,159,763

3.    Due from broker

In the normal course of business, substantially all of the Fund's securities transactions, money balances, and security positions are transacted with the Fund's executing broker, Williams Trading LLC, whose custodian is Goldman Sachs & Co.  Settled trades and all credit balances are in the custody of The Bank of New York Mellon.  The Fund is subject to credit risk to the extent any broker with which it conducts business is unable to fulfill contractual obligations on its behalf.  The Fund's management monitors the financial condition of such brokers and does not anticipate any losses from these counterparties.  Cash held at major institutions are subject to credit risk to the extent that they exceed SIPC or FDIC limitations.

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8

SPYGLASS PARTNERS FUND LP

NOTES TO FINANCIAL STATEMENTS

4.    Partners' capital

In accordance with the limited partnership agreement (the "Agreement"), profits and losses of the Fund are allocated to partners according to their respective interests in the Fund.

Limited partners have withdrawal rights which contain certain restrictions with respect to rights of withdrawal from the Fund as specified in the Agreement.

Capital withdrawals payable represent amounts due to partners based on withdrawals effective through December 31, 2017.

5.    Related party transactions

The Fund pays the General Partner a management fee, calculated and payable quarterly in advance, equal to 0.25% (1.0% per annum) of the Fund's net asset value determined as of the beginning of each fiscal quarter.

In accordance with the Agreement, the Fund will only pay expenses equal or lesser than 0.5% of the Fund's NAV in any fiscal year. As such, approximately $13,700 of Fund expenses were paid for by the General Partner.

Certain limited partners have special management fee arrangements, performance arrangements, or withdrawal rights as provided for in the Agreement.

6.    Financial highlights

Financial highlights for the year December 31, 2017 are as follows:

Total Return	46.7%

Ratio to average limited partners' capital
Total expenses	1.5%
Expenses paid for by the General Partner	(0.1)
Total expenses and expenses paid for by the General Partner	1.4%

Net investment loss	(1.3)%

Financial highlights are calculated for the limited partner class taken as a whole.  An individual limited partner's return and ratios may vary based on management fee arrangements and the timing of capital transactions.

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9

SPYGLASS PARTNERS FUND LP

FINANCIAL STATEMENTS
AND
 INDEPENDENT AUDITOR'S REPORT

FOR THE PERIOD FROM OCTOBER 1, 2015 (INCEPTION)
 TO DECEMBER 31, 2016

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SPYGLASS PARTNERS FUND LP

CONTENTS

INDEPENDENT AUDITORS REPORT                                                                                            1

Financial Statements

Statement of Financial Condition                                                                                        2

Statement of Operations                                                                                                       3

Statement of Changes in Partners' Capital                                                                         4

Schedule of Investments                                                                                                      5

Notes to Financial Statements                                                                                             6-10

Table of Contents - Statement of Additional Information

                                                             Tel:   415-397-7900                                    One Bush Street
 Fax:   415-397-2161                                   Suite 1800
 www.bdo.com                                          San Francisco, CA 94104

Independent Auditor's Report

To the General Partner of Spyglass Partners Fund LP

We have audited the accompanying financial statements of Spyglass Partners Fund LP (the "Fund"), which comprise the statement of financial condition, including the schedule of investments, as of December 31, 2016, and the related statements of operations and changes in partners' capital for the period from October 1, 2015 (inception) to December 31, 2016, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor's Responsibility

Our responsibility is to express an opinion on these financial statements based on our audit.  We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence amounts and disclosures in the financial statements.  The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error.  In making those risk assessments, the auditor considers internal control relevant to the entity's preparation in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control.  Accordingly, we express no such opinion.  An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Spyglass Partners Fund LP as of December 31, 2016, and the results of its operations and changes in partners' capital for the period from October 1, 2015 (inception) to December 31, 2016 in accordance with auditing standards generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 1, the financial statements were reissued with the schedule of investments presented with the Fund's investments disaggregated by security. Subsequent events were evaluated and disclosed through the reissuance date.

February 16, 2017, except for the Schedule of Investments, Note 1 and Note 7 which are as of December 21, 2017
 San Francisco, California

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1

SPYGLASS PARTNERS FUND LP

STATEMENT OF FINANCIAL CONDITION

December 31, 2016

ASSETS

Investments in securities, at fair value (cost $9,906,877)	$ 8,978,367
Cash	61,109
Total assets	$ 9,039,476

Liabilities and partners' capital
Accrued expenses	$ 35,150
Due to General Partner	519
Total liabilities	35,669

Partners' capital	9,003,807
$ 9,039,476

See accompanying notes to financial statements.

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2

SPYGLASS PARTNERS FUND LP

STATEMENT OF OPERATIONS

Period From October 1, 2015 (Inception) to December 31, 2016

Investment Income
Dividends	$19,846

Expenses
Management Fee	105,888
Professional fees and other	36,250
Administrative fee	31,500

Total expenses	173,638

Expenses reimbursed by the General Partner	(12,896)

Total net expenses	160,742

Net Investment Loss	(140,896)

Realized and unrealized loss on investments
Net realized loss on securities	(38,287)
Net change in unrealized appreciation or depreciation on securities	(928,510)
Net loss on investments	(966,797)

Net loss	$ (1,107,693)

See accompanying notes to financial statements.

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3

SPYGLASS PARTNERS FUND LP

STATEMENT OF CHANGES IN PARTNERS' CAPITAL

Period From October 1, 2015 (Inception) to December 31, 2016

	General Partner	Limited Partner	Total

Partners' capital, beginning of period	$ -	$ -	$ -

Capital contributions	175,000	9,936,500	10,111,500

Allocation of net loss
Pro rata allocation	(25,283)	(1,082,410)	(1,107,693)

Partners' capital, end of period	$ 149,717	$8,854,090	$9,003,807

See accompanying notes to financial statements.

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4

SPYGLASS PARTNERS FUND LP

SCHEDULE OF INVESTMENTS

At December 31, 2016
	Number of Shares	Percentage of Partners' Capital	Fair Value

Investments in securities, at fair value

Common stocks
United States
Information Technology
Proofpoint, Inc.	5,815	4.6%	$ 410,830
Arista Networks, Inc.	3,686	4.0	356,694
Tableau Software, Inc.	8,445	4.0	355,957
Splunk Inc	6,718	3.8	343,626
Godaddy Inc.	9,071	3.5	317,171
Workday, Inc.	4,598	3.4	303,882
Envestnet, Inc.	8,116	3.2	286,089
Alliance Data Systems Corporation	1,183	3.0	270,316
Healthcare
Illumina, Inc.	3,976	5.6	509,087
Athenahealth, Inc.	3,814	4.5	401,118
Acadia Healthcare Company, Inc.	11,761	4.3	389,289
Pacira Pharmaceuticals, Inc.	11,861	4.3	383,110
Nevro Corp.	5,144	4.2	373,763
Exact Sciences Corporation	26,105	3.9	348,763
Consumer Discretionary
Tesla, Inc.	2,460	5.7	525,677
Chipotle Mexican Grill, Inc.	1,195	5.0	450,897
Norwegian Cruise Line Holdings, Ltd.	8,032	3.8	341,601
RH	10,713	3.7	328,889
IMAX Corporation	5,895	2.1	185,103
Real Estate
Realogy Holdings Corp.	13,393	3.8	344,602
Financials
Affiliated Managers Group, Inc.	2,176	3.5	316,173
Industrial
Quanta Services, Inc.	5,872	2.3	204,639
Telecommunications
Globalstar, Inc	183,823	3.2	290,440
Energy
Southwestern Energy Company	25,436	3.1	275,218
Total United States (cost $9,259,681)		92.5	8,312,934

Israel
Mobileye NV (cost $328,708)	8,313	3.4	316,892

Canada
Lululemon Althletica Inc. (cost $318,488)	5,363	3.8	348,541

Total investments in securities, at fair value (cost $9,906,877)		99.7%	$ 8,978,367

See accompanying notes to financial statements.

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5

SPYGLASS PARTNERS FUND LP

NOTES TO FINANCIAL STATEMENTS

1.    Nature of operations and summary of significant accounting policies

Nature of Operations

Spyglass Partners Fund LP (the "Fund"), a Delaware investment limited partnership, commenced operations on October 1, 2015.  The Fund was organized to compound investor capital over time by investing in public companies that are trading at a discount to their present value.  The Fund is managed by Spyglass Capital Management, LLC (the "General Partner"), a California limited liability company.

Basis of Presentation

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") as detailed in the Financial Accounting Standards Board's Accounting Standards Codification ("ASC").  The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946.

The financial statements were approved by management and were initially issued on February 16, 2017. The schedule of investments was subsequently revised to present the Fund's investments disaggregated by security. The financial statements were approved by management and available for issuance on December 21, 2017. Subsequent events were evaluated through this date.

Fair Value - Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation techniques.  A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available.  Valuation techniques that are consistent with the market or income approach are used to measure fair value.  The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuation based on inputs, other than quoted prices included in Level 1,that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

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1.    Nature of operations and summary of significant accounting policies (continued)

Fair Value - Definition and Hierarchy (continued)

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure.  Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed.  Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3.  In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value - Valuation Techniques and Inputs

Investments in Securities

The Fund values investments in securities that are freely tradable and are listed on a national securities exchange or reported on the NASDAQ national market at their last reported sales price as of the valuation date.

To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Securities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 of the fair value hierarchy.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis.  Dividends are recorded on the ex-dividend date and interest is recognized on the accrual basis.

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1.    Nature of operations and summary of significant accounting policies (continued)

Income Taxes

The Fund does not record a provision for U.S. federal, state, or local income taxes because the partners report their share of the Fund's income or loss on their income tax returns.  Generally, the Fund is subject to income tax examinations by major taxing authorities for the period since inception.

The Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position.  The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities.  Based on its analysis, the Fund has determined that it has not incurred any liability for unrecognized tax benefits as of December 31, 2016.  The Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months.  However, the Fund's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions, compliance with U.S. federal, U.S. state and foreign tax laws, and changes in the administrative practices and precedents of the relevant taxing authorities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Fund's management to make estimates and assumptions that affect the amounts disclosed in the financial statements.  Actual results could differ from those estimates.

2.    Fair value measurements

The Fund's assets recorded at fair value have been categorized based upon a fair value hierarchy as described in the Fund's significant accounting policies in Note 1.  The following table presents information about the Fund's assets measured at fair value as of December 31, 2016:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common stocks	$ 8,978,367	$ -	$ -	$8,978,367

3.    Due from broker

In the normal course of business, substantially all of the Fund's securities transactions, money balances, and security positions are transacted with the Fund's executing broker, Williams Trading LLC, whose custodian is Goldman Sachs & Co.  Settled trades and all credit balances are in the custody of The Bank of New York Mellon.  The Fund is subject to credit risk to the extent any broker with which it conducts business is unable to fulfill contractual obligations on its behalf.  The Fund's management monitors the financial condition of such brokers and does not anticipate any losses from these counterparties.  As of December 31, 2016 the Fund's cash balance was custodied at the Bank of New York Mellon.

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4.    Partners' capital

In accordance with the limited partnership agreement (the "Agreement"), profits and losses of the Fund are allocated to partners according to their respective interests in the Fund.

Limited partners have withdrawal rights which contain certain restrictions with respect to rights of withdrawal from the Fund as specified in the Agreement.

5.    Related party transactions

The Fund pays the General Partner a management fee, calculated and payable quarterly in advance, equal to 0.25% (1.0% per annum) of the Fund's net asset value determined as of the beginning of each fiscal quarter.

In accordance with the Agreement, the Fund will only pay expenses equal or lesser than 0.5% of the Fund's NAV in any fiscal year. As such, approximately $12,900 of Fund expenses were paid for by the General Partner during the period from October 1, 2015 (inception) to December 31, 2016.

Certain limited partners are affiliated with the General Partner.  The aggregate value of the affiliated limited partners' share of partners' capital at December 31, 2016 is approximately $951,800.

Certain limited partners have special management fee arrangements, performance arrangements, or withdrawal rights as provided for in the Agreement.

6.    Financial highlights

Financial highlights for the period from October 1, 2016 (inception) to December 31, 2016 are as follows:

Total Return	(11.0)%

Ratio to average limited partners' capital*
Expenses before expense reimbursement by General Partner	1.6%
Expenses reimbursed by General Partner	(0.1)
Total expenses after expenses reimbursed by General Partner	1.5%

Net investment loss	(1.6)%

*ratios have been annualized

Financial highlights are calculated for the limited partner class taken as a whole.  An individual limited partner's return and ratios may vary based on different management fee arrangements, and the timing of capital transactions.

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7.    Subsequent events

From January 1, 2017 to December 21, 2017 the Fund accepted additional capital contributions of $2,805,000.

Additionally, subsequent to December 21, 2017 the Fund is expected to enter into an agreement with Spyglass Growth Fund, a series of Manager Directed Portfolios which is currently being registered as an investment company, to transfer all the Fund's net assets in exchange for issuance of Spyglass Growth Fund's shares to participating partners of the Fund. The transfer of net assets will complete the redemption of the partners' interest in the Fund. The General Partner of the Fund will also serve as the Investment Manager for Spyglass Growth Fund.

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APPENDIX B – VOTING GUIDELINES

Spyglass Capital Management LLC
Proxy Voting Guidelines

1) Eliminate preemptive rights: Generally in favor. Preemptive rights may result in a loss of financing flexibility and could prevent management from raising capital advantageously.
There is potential for abuse if new equity securities are issued at a discount to the market price of existing securities. This may result in a transfer of value from existing to new shareholders. However, instances of abuse are unusual and these are expenses involved in issuing securities on a preemptive basis.

2) Indemnification of directors, i.e., limiting or eliminating liability for monetary damages for violating the duty of care: Generally in favor. Indemnification is generally necessary to attract qualified Board nominees in a litigious corporate environment. Monetary liability generally is not eliminated or limited for any breach of duty of loyalty, acts or omissions not in good faith, and any transactions in which the director derived an improper personal benefit.

3) Cumulative voting: Generally opposed. Cumulative voting may prevent the majority of shareholders from electing a majority of the Board. Cumulative voting requires fewer votes to obtain a Board seat. Therefore it promotes single interest representation on the Board, which may not represent the interest or concerns of all shareholders.

4) Executive stock option plans: Generally opposed if exercise price is below market price or if dilution under the plan would be greater than 10%, particularly if the company is mature or executive compensation is excessive. For rapidly growing, cash-short issuers where executive salaries are reasonable may approve a plan where dilution exceeds 10%.

5) Shareholder action by written consent: Generally opposed to proposals to restrict or prohibit shareholders' ability to take action by written consent. Shareholders may lose the ability to remove directors or initiate a shareholder resolution if they have to wait for the next scheduled meeting.

6) Shareholder right to call a special meeting: Generally opposed to proposals to eliminate the right of shareholders to call a special meeting or to require the petition of more than 25% of shareholders to call a special meeting. Shareholders may lose the right to remove directors or initiate a shareholder resolution if they cannot take action until the next regularly scheduled meeting. This is especially troublesome if shareholders do not have the right to act by written consent.

7) Super-majority vote requirements: Generally opposed to proposals requiring that a vote of more than two-thirds be required to amend any bylaw or charter provision, or approve a merger or other business combination. Super-majority vote provisions may stifle bidder interest in the issuer and thereby devalue its stock.

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8) Anti-greenmail provision: Generally opposed. Favor equal treatment for all shareholders, but anti-greenmail provisions may severely limit management's flexibility, for example, with respect to share repurchase programs or ability to issue shares such as General Motor's Class E and H with special features.

9) Approval of Poison Pills: Generally in favor. However, Spyglass would generally be opposed when poison pills are utilized to prevent takeover bids that would be in the best interest of shareholders or when accompanied by super-majority requirements or inequitable voting provisions. Certain shareholder rights plans, however, protect the interest of shareholders by enabling the Board to respond in a considered manner to unsolicited bids.

10) Blank-check preferred stock: Generally opposed. Does provide in financing but also can be used as an entrenchment device. Can be used as a poison pill when distributed to stockholders with rights attached or can be issued with superior voting rights to friendly parties.

11) Classified/Staggered Boards of Directors – Greater-Than-Annual Election of Directors: Generally opposed. Classified Boards do provide stability and continuity; but, if someone wins proxy fights and replaces a third of the directors, because of the difficulties involved in running the issuer with a Board of Directors that is a third hostile and because the vote would be seen as a loss of confidence in management, the remaining directors might put the issuer up for sale or accommodate the wishes of the dissident group. A staggered Board could mean that a director who failed to attend meetings or who voted in favor of actions that were harmful to shareholders could not be removed for up to three years.

12) Majority vote election of directors: Generally in favor. Permits removal of nonperforming, unpopular or ineffective directors.

13) Recapitalization Plan - Eliminate inequitable voting rights: Generally in favor. Fair voting provisions are critical elements of shareholder ownership. One share = One vote structure promotes Management and Board accountability.

14) Establish term limits for directors: Generally opposed. Experience and continuity in Board representation fosters acute and prudent oversight of Management.

15) Increase required number/percentage of independent and/or industry-experienced Board members: Generally in favor. Spyglass favors independent Compensation Committees and industry-experienced Board members to promote prudent management and effective Board oversight. Spyglass generally opposes arbitrary restrictions, percentages or minimum independent representation that may be impractical or potentially remove effective Board members. Anti-Trust statutes may inhibit recruitment of qualified, industry-experienced Board members. Comprehensive Board orientations can provide the requisite exposure to the business model.

16) Separation of Board Chairman and CEO Roles: Generally in favor. Separation of the primary Management (CEO) and Oversight (Board Chairman) roles promotes accountability and objective evaluation of performance.

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17) Increase Director / Senior Management Liability: Generally opposed. Management or Board liability in excess of legal or statutory requirements would disadvantage the company in attracting and retaining talented and qualified persons. Sarbanes-Oxley imposes mandatory penalties against the CEO and CFO pursuant to misstatements and omissions of material facts.

18) Confidential voting: Generally in favor. Confidential voting eliminates the opportunity for management to apply pressure to Institutional shareholders with which a business relationship exists. It should be noted that the Department of Labor's "Avon Letter" and the Department of Labor's investigation of proxy voting violations in 1988 might have lessened the need for confidential voting.

19) Fair price provisions: No general policy. Generally opposed when accompanied by super-majority provision, i.e., a clause requiring a super majority shareholder vote to alter or repeal the fair price provision, in excess of two-thirds. Also generally opposed if the pricing formula is such that the price required is unreasonably high. Generally in favor if provisions are designed to prevent two-tier, front-end-loaded hostile tender offer; where no shareholder wants to get caught in the second tier, so that effectively all shareholders are coerced into accepting the offer.

20) Management / Board Compensation: Generally opposed to excessive, unearned or unwarranted leadership compensation. Generally in favor of establishing reasonable or standardized compensation practices. Generally in favor of compensation reflecting or contingent on achievement of challenging performance objectives. Generally in favor of guidelines reflecting compensation in comparable leadership roles and/or compensation to internal non-managerial employees. Generally in favor of compensation in the form of restricted stock and above market options that vest with performance and/or tenure. It would be difficult for an issuer to attract, retain and motivate top managers without competitive compensation packages. Shareholder approval is appropriate to deviate from guidelines.

21) Golden parachutes: Generally opposed to excessive, unearned or unwarranted leadership severance. Generally in favor of establishing reasonable or standardized annual compensation and performance. It would be difficult for an issuer considered likely to be taken over to attract and retain top managers without severance packages for involuntary termination or significant reduction in compensation, duties or relocation after a change in control. Shareholder approval is appropriate to deviate from guidelines.

22) Reincorporation: Generally in favor of reincorporation within the United States to potentially exploit favorable regulatory or tax treatment or environmental conditions. Generally opposed to reincorporation outside of the United States. Should examine whether change of state of incorporation would increase the capacity of management to resist hostile takeovers.

23) "Say on Pay": Generally in favor of Say on Pay, Say on Frequency and Say on Golden Parachute issues. In support of annual advisory shareholder votes and in support of management compensation not deemed excessive.

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The following proposals are generally approved:

1) Election of management's nominees for Directors;

2) Appointment of Auditors;

3) Change in the date or location of annual meetings;

4) For investment companies, continuation of company management, investment advisers or distribution contracts;

5) Transaction of such other business as may properly come before the meeting;

6) Receiving and/or approving financial reports;

7) Indemnification of Directors;

8) Change of control provisions;

9) Stock splits and stock dividends;

10) Equity & Incentive Plans (Including, but not limited to: Stock Incentive Plans, Restricted Stock Plans, Management Stock Ownership Plans, Senior Executive Incentive Plans, Employee Stock Purchase Plans, Long-Term Incentive Plans, Performance Incentive Plans, Non-Employee Directors Stock Compensation Plans, Share Purchase & Option Plans);

11) Authority to issue additional debt;

12) Change in the number of authorized common shares;

13) Corporate name change;

14) Change in investment company agreements with advisers;

15) Stock option plans, unless exercise price is less than the market price at the time of the grant or excessive dilution would occur under the plan;

16) Removal of a Director only for cause;

17) Recoup unearned management bonuses;

18) Waiver of preemptive rights;

19) Fair pricing amendments unless accompanied by a super-majority provision in excess of two-thirds;

20) Equal access proposals;

21) Technical amendments to by-laws or charters;

22) Share repurchases; and

23) Spin-offs.

The following proposals are generally opposed:

1) Creation of a second class of stock with unequal voting rights;

2) Fair pricing provisions when accompanied by a super-majority provision in excess of two-thirds;

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3) Amendment to bylaws by Board of Directors without shareholder approval;

4) Elimination of shareholder right to call a special meeting or requiring more than 25 % of shareholders to call a special meeting;

5) Elimination of shareholder action by written consent;

6) "Stakeholder" proposals;

7) Loans or guarantees of loans to Officers and Directors;

8) Super-majority provisions in excess of two-thirds;

9) A greater vote requirement to repeal a provision than to adopt it;

10) Permit cumulative voting; and

11) Preparation of reports concerning social issues (Including, but not limited to: Employment Diversity, Equitable Compensation, Employment Discrimination, Environmental Impact, Biodiversity Impact, Climate Change Science, Toxic Substances, Human Rights, Social Responsibility, Labor Ethics, Foreign Relationships/Arrangements, Animal Testing, Regulatory & Litigation Risk, Political Contributions/Affiliations, Regional/Geographical Issues, or Diseases).

When the Committee decides to vote against a proposal that is generally approved or to vote in favor of a proposal that is generally opposed, the reason for the exception will be recorded.

There is no general policy with respect to mergers or other combinations, such proposals will be evaluated on a case-by-case basis.

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MANAGER DIRECTED PORTFOLIOS
PART C

SPYGLASS GROWTH FUND

OTHER INFORMATION

Item 28. Exhibits.

(a)			Declaration of Trust.
	(1)	(i)	Certificate of Trust is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A as filed on May 1, 2006.
(ii)
Certificate of Amendment to Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

(2)
Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A, as filed with the SEC on July 7, 2017.

(b)
Amended and Restated By-laws are incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N‑1A, as filed with the SEC on July 7, 2017.

(c)			Instruments Defining Rights of Security Holders are incorporated herein by reference to the Amended and Restated Declaration of Trust and the Amended and Restated By-laws.
(d)	(1)
Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A with the SEC on December 22, 2017, and is incorporated by reference.

(e)
Underwriting Agreement was previously filed with Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A with the SEC on December 22, 2017, and is incorporated by reference.

(f)			None
(g)	(1)		Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.
(2)
Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A with the SEC on December 22, 2017, and is incorporated by reference.

(h)			Other Material Contracts.
	(1)	(i)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

(ii)
Amendment to the Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A with the SEC on December 22, 2017, and is incorporated by reference.

	(2)	(i)
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

(ii)
Amendment to the Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A with the SEC on December 22, 2017, and is incorporated by reference.

	(3)	(i)
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

(ii)
Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A with the SEC on December 22, 2017, and is incorporated by reference.

	(4)		Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A with the SEC on October 3, 2016, and is incorporated by reference.
(5)
Operating Expense Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A with the SEC on December 22, 2017, and is incorporated by reference.

(i)			Consent of Counsel – Filed herewith.
(j)			Consent of Independent Registered Public Accounting Firm – Filed herewith.
(k)			Not Applicable.
(l)			Share Purchase Agreement is incorporated herein by reference to Exhibit (l) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.
(m)			Rule 12b-1 Plan was previously filed with Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A with the SEC on December 22, 2017, and is incorporated by reference.
(n)
Multiple Class Plan Pursuant to Rule 18f-3 was previously filed with Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A with the SEC on December 22, 2017, and is incorporated by reference.

(p)	(1)
Code of Ethics for the Registrant was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

(2)
Code of Ethics for the Advisor was previously filed with Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A with the SEC on December 22, 2017, and is incorporated by reference.

(3)
Code of Ethics for Principal Underwriter was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Article 9 of the Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations.  The Declaration of Trust is incorporated by reference.

The Trust’s trustees and officers are insured under a policy of insurance maintained by the Trust against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are a party by reason of having been such trustees or officers.

The Trust and Roxbury Capital Management, LLC (“Roxbury”), the previous investment adviser to another series of the Trust, entered into supplemental liability insurance and indemnification agreements with two former trustees of the Trust’s Board of Trustees (the “Board”) pursuant to which, among other provisions, the Trust and Roxbury agreed that (a) all rights of indemnification existing in favor of the trustees of the Board under the Trust’s Amended and Restated Agreement and Declaration of Trust in effect as of December 10, 2014 shall survive as contractual obligations of Roxbury and the Trust and (b) the Trust shall maintain the levels of trustee liability insurance with the same or better terms and conditions as the insurance policies in force as of December 10, 2014.

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Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser

Spyglass Capital Management, LLC (the “Advisor”) serves as the investment adviser to the Spyglass Growth Fund (the “Fund”). The principal business address of the Advisor is 580 California Street, San Francisco, CA 94104. With respect to the Advisor, the response to this Item is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), and dated March 22, 2018.  The Form ADV for the Adviser may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov

Item 32.  Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	LoCorr Investment Trust
Advisors Series Trust	Lord Asset Management Trust
Aegis Funds	MainGate Trust
Allied Asset Advisors Funds	Managed Portfolio Series
Alpha Architect ETF Trust	Manager Directed Portfolios
Alpine Equity Trust	Matrix Advisors Fund Trust
Alpine Income Trust	Matrix Advisors Value Fund, Inc.
Alpine Series Trust	Merger Fund
Amplify ETF Trust	Monetta Trust
Angel Oak Funds Trust	Nicholas Equity Income Fund, Inc.
Barrett Opportunity Fund, Inc.	Nicholas Family of Funds, Inc.
Bridge Builder Trust	Oaktree Funds
Bridges Investment Fund, Inc.	Permanent Portfolio Family of Funds
Brookfield Investment Funds	Perritt Funds, Inc.
Brown Advisory Funds	PRIMECAP Odyssey Funds
Buffalo Funds	Professionally Managed Portfolios
CG Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Rainier Investment Management Mutual Funds
Evermore Funds Trust	RBB Fund, Inc.
First American Funds, Inc.	RBC Funds Trust
FundX Investment Trust	Series Portfolio Trust
Glenmede Fund, Inc.	Sims Total Return Fund, Inc.

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Glenmede Portfolios	Stone Ridge Trust
GoodHaven Funds Trust	Stone Ridge Trust II
Greenspring Fund, Inc.	Stone Ridge Trust III
Guinness Atkinson Funds	Stone Ridge Trust V
Harding Loevner Funds, Inc.	Thompson IM Funds, Inc.
Hennessy Funds Trust	TrimTabs ETF Trust
Horizon Funds	Trust for Professional Managers
Hotchkis & Wiley Funds	Trust for Advised Portfolios
Intrepid Capital Management Funds Trust	USA Mutuals
IronBridge Funds, Inc.	Wall Street EWM Funds Trust
Jacob Funds, Inc.	Westchester Capital Funds
Jensen Portfolio, Inc.	Wisconsin Capital Funds, Inc.
Kirr Marbach Partners Funds, Inc.	YCG Funds
LKCM Funds

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	Chairman and Trustee
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Michael Peck(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
Thomas A. Wolden(3)	Assistant Treasurer	None

(1)   This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.
(2)   This individual is located at 10 West Market Street, Suite 1150, Indianapolis, Indiana, 46204.
(3)   This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
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Registrant’s Investment Advisor	Spyglass Capital Management, LLC 850 California Street San Francisco, CA 94104
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

Item 34. Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35. Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.
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SIGNATURES

Pursuant to the requirements certifies that this Post-Effective Amendment No. 48 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registration of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on April 20, 2018.

MANAGER DIRECTED PORTFOLIOS

By: /s/ Douglas J. Neilson
Douglas J. Neilson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 48 to its Registration Statement has been signed below on April 20, 2018 by the following persons in the capacities indicated.

Signature	Title
/s/ James R. Schoenike* James R. Schoenike	Trustee and Chairman
/s/ Gaylord B. Lyman* Gaylord B. Lyman	Trustee
/s/ Scott Craven Jones* Scott Craven Jones	Trustee
/s/ Lawrence T. Greenberg* Lawrence T. Greenberg	Independent Trustee
/s/ Douglas J. Neilson Douglas J. Neilson	President (Principal Executive Officer)
/s/ Matthew J. McVoy Matthew J. McVoy	Treasurer (Principal Financial Officer)
* By:      /s/ Douglas J. Neilson
Douglas J. Neilson
* Attorney-in-Fact pursuant to Power of Attorney
previously filed with Registrant’s Post-Effective
Amendment No. 23 to its Registration Statement
on Form N-1A with the SEC on October 3, 2016,
and is incorporated by reference.

6

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Counsel	EX-99.i
Consent of Independent Registered Public Accounting Firm	EX-99.j